UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05387

Franklin Mutual Series Funds

(Exact name of registrant as specified in charter)

101 John F. Kennedy Parkway, Short Hills, NJ  07078-2789

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100

Date of fiscal year end:  12/31_

Date of reporting period:  9/30/14

Item 1. Schedule of Investments.

Franklin Mutual Beacon Fund

Statement of Investments, September 30, 2014 (unaudited)

	Country	Shares	Value
Common Stocks and Other Equity Interests 83.4%
Aerospace & Defense 0.5%
[a]B/E Aerospace Inc.	United States	274,760	$23,063,354
Auto Components 0.5%
[a,b]International Automotive Components Group Brazil LLC	Brazil	2,846,329	444,084
[a,b,c]International Automotive Components Group North America LLC	United States	22,836,904	18,463,637
			18,907,721
Banks 7.1%
Barclays PLC	United Kingdom	19,479,990	71,835,323
Citizens Financial Group Inc.	United States	508,039	11,898,273
JPMorgan Chase & Co.	United States	1,762,110	106,149,507
Wells Fargo & Co.	United States	2,188,070	113,495,191
			303,378,294
Beverages 1.1%
PepsiCo Inc.	United States	510,803	47,550,651
Chemicals 2.3%
Arkema	France	870,200	58,377,585
[a,d,e]Dow Corning Corp., Contingent Distribution	United States	12,598,548	—
Tronox Ltd., A	United States	1,548,617	40,341,473
			98,719,058
Communications Equipment 1.2%
Cisco Systems Inc.	United States	2,094,362	52,715,092
Construction & Engineering 1.2%
Sinopec Engineering Group Co. Ltd.	China	48,142,000	51,647,255
Diversified Telecommunication Services 4.4%
[a,d,e]Global Crossing Holdings Ltd., Contingent Distribution	United States	60,632,757	—
Koninklijke KPN NV	Netherlands	33,100,190	106,052,262
TDC AS	Denmark	6,263,530	47,566,271
Telenor ASA	Norway	1,520,290	33,359,409
			186,977,942
Energy Equipment & Services 1.7%
Rowan Cos. PLC	United States	415,757	10,522,810
Transocean Ltd.	United States	1,943,159	62,122,793
			72,645,603
Food & Staples Retailing 2.3%
Tesco PLC	United Kingdom	11,863,704	35,814,868
Walgreen Co.	United States	1,045,491	61,966,252
			97,781,120
Health Care Equipment & Supplies 3.2%
Medtronic Inc.	United States	2,043,235	126,578,408
Stryker Corp.	United States	149,700	12,088,275
			138,666,683
Health Care Providers & Services 1.3%
Cigna Corp.	United States	625,713	56,745,912
Hotels, Restaurants & Leisure 0.7%
[a]Pinnacle Entertainment Inc.	United States	1,138,380	28,561,954
Insurance 5.6%
The Allstate Corp.	United States	793,406	48,691,326
[a,b]Olympus Re Holdings Ltd.	United States	106,700	—
[a]RSA Insurance Group PLC	United Kingdom	12,512,342	98,286,930

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Beacon Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

White Mountains Insurance Group Ltd.	United States	146,141	92,079,060
			239,057,316
IT Services 2.5%
[f]Polaris Financial Technology Ltd.	India	7,108,509	28,914,899
Xerox Corp.	United States	6,013,798	79,562,547
			108,477,446
Media 12.2%
CBS Corp., B	United States	1,098,681	58,779,433
Comcast Corp., Special A	United States	731,577	39,139,370
[a]DIRECTV	United States	538,000	46,547,760
Reed Elsevier PLC	United Kingdom	3,418,426	54,757,865
RTL Group SA	Germany	528,912	45,348,007
Time Warner Cable Inc.	United States	424,034	60,844,639
Time Warner Inc.	United States	569,092	42,801,409
[a]Tribune Media Co., A	United States	382,415	25,162,907
[a]Tribune Media Co., B	United States	234,472	15,428,258
[a]Tribune Publishing Co.	United States	154,221	3,112,180
Twenty-First Century Fox Inc., B	United States	3,954,737	131,732,289
			523,654,117
Metals & Mining 1.7%
Freeport-McMoRan Inc., B	United States	2,255,259	73,634,206
[a,b,f]PMG LLC	United States	5,455	309,437
			73,943,643
Oil, Gas & Consumable Fuels 2.5%
Apache Corp.	United States	823,010	77,255,949
BG Group PLC	United Kingdom	1,615,233	29,854,060
			107,110,009
Personal Products 1.1%
Avon Products Inc.	United States	3,821,101	48,145,873

Pharmaceuticals 10.3%
AstraZeneca PLC	United Kingdom	269,251	19,388,775
Eli Lilly & Co.	United States	695,870	45,127,169
[a]Hospira Inc.	United States	1,397,795	72,727,274
Merck & Co. Inc.	United States	2,005,510	118,886,633
Novartis AG, ADR	Switzerland	392,976	36,990,831
Shire PLC	Ireland	727,698	63,002,215
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,620,652	87,110,045
			443,232,942
Real Estate Management & Development 1.7%
[e]Canary Wharf Group PLC	United Kingdom	10,069,634	74,338,505

Semiconductors & Semiconductor Equipment 0.6%
Tokyo Electron Ltd., ADR	Japan	1,490,000	24,287,000

Software 7.9%
[a]Check Point Software Technologies Ltd.	Israel	681,851	47,211,363
Microsoft Corp.	United States	2,761,833	128,038,578
Open Text Corp.	Canada	839,150	46,505,693
Symantec Corp.	United States	4,968,542	116,810,423
			338,566,057
Technology Hardware, Storage & Peripherals 0.6%
Samsung Electronics Co. Ltd.	South Korea	24,201	27,161,462

Tobacco 6.3%
Altria Group Inc.	United States	1,103,650	50,701,681
British American Tobacco PLC	United Kingdom	1,926,205	108,741,333
Lorillard Inc.	United States	1,798,357	107,739,568
			267,182,582
Wireless Telecommunication Services 2.9%
Tele2 AB, B	Sweden	3,090,127	37,314,790

Franklin Mutual Beacon Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Vodafone Group PLC	United Kingdom	25,684,919	85,118,208
			122,432,998
Total Common Stocks and Other Equity Interests (Cost $2,712,365,297)			3,574,950,589
Preferred Stocks 2.5%
Automobiles 1.0%
Porsche Automobil Holding SE, pfd.	Germany	567,330	45,453,560

Technology Hardware, Storage & Peripherals 1.5%
Samsung Electronics Co. Ltd., pfd.	South Korea	75,123	63,946,589

Total Preferred Stocks (Cost $106,088,774)			109,400,149
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 3.7%
[g]Caesars Entertainment Operating Co. Inc., Senior Tranche, first lien, 3/01/17,
B5B, 5.949%	United States	7,949,777	7,255,412
B6B, 6.949%	United States	33,533,690	30,626,453
[h] B7, 9.75%	United States	10,751,245	10,212,844
[g]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	1,450,710	1,452,886
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	3,030,000	3,636,000
senior note, 11.75%, 8/15/21	United States	8,357,000	9,715,013
[i,j]First Data Holdings Inc., 144A, PIK, 14.50%, 9/24/19	United States	1,365,439	1,438,831
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	18,873,000	19,085,321
[g] Tranche B Term Loan, 3.807%, 1/29/16	United States	109,609	108,807
[g] Tranche C Term Loan, 3.807%, 1/29/16	United States	20,291	20,037
[g] Tranche D Term Loan, 6.907%, 1/30/19	United States	15,813,482	15,126,592
[g] Tranche E Term Loan, 7.657%, 7/30/19	United States	5,080,935	4,979,317
[g]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	21,482,728	21,482,728
[g]KIK Custom Products Inc., Second Lien Term Loan, 9.50%, 11/17/19	United States	22,739,000	22,900,060
NGPL PipeCo LLC,
[i] secured note, 144A, 7.119%, 12/15/17	United States	8,028,000	8,068,140
[g] Term Loan B, 6.75%, 9/15/17	United States	679,373	678,241
Walter Energy Inc.,
[i] first lien, 144A, 9.50%, 10/15/19	United States	2,817,000	2,549,385
[i,j] second lien, 144A, PIK, 11.50%, 4/01/20	United States	819,000	376,740
[g,h] Term Loan B, 7.25%, 4/01/18	United States	1,177,000	1,043,116
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $156,643,951)			160,755,923
Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.4%
[b,k]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	10,848	—
[g,k]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.65%, 10/10/17	United States	46,282,735	34,442,084
[i,k]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	28,306,000	23,847,805
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $67,330,596)			58,289,889
		Shares
Companies in Liquidation 1.0%
[a]Adelphia Recovery Trust	United States	48,268,724	106,191
[a,d]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	6,161,087	75,782
[a,b,c,f]CB FIM Coinvestors LLC	United States	15,831,950	—
[a,d,e]Century Communications Corp., Contingent Distribution	United States	16,986,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	19,805,560	—
[a,l]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	163,140,446	40,989,037
[a,d,e]Tribune Litigation Trust, Contingent Distribution	United States	496,443	—
Total Companies in Liquidation (Cost $49,903,038)			41,171,010
		Principal Amount*
Municipal Bonds (Cost $11,952,682) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	12,808,000	11,303,060

Franklin Mutual Beacon Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)
	Counterparty	Notional Amount*
Options Purchased 0.2%
Payer Swaptions – Over-the-Counter
Interest Rate 0.0%†
Receive floating 6-month JPY LIBOR, pay fixed 3.00%, Expires 3/08/17	UBSW	5,500,000,000	JPY	68,585
Receive floating 6-month JPY LIBOR, pay fixed 3.00%, Expires 3/14/17	MSCS	5,583,183,000	JPY	71,967
Receive floating 6-month JPY LIBOR, pay fixed 3.00%, Expires 3/16/17	MSCS	5,107,000,000	JPY	67,157
Receive floating 6-month JPY LIBOR, pay fixed 3.00%, Expires 6/15/17	MSCS	6,058,062,500	JPY	82,390
				290,099
Puts - Over-the-Counter 0.2%
Currency Options 0.2%
JPY/USD, June Strike Price 90 JPY, Expires 6/15/17	BANT	1,764,720,000	JPY	3,064,221
JPY/USD, June Strike Price 95 JPY, Expires 6/15/17	BANT	2,393,646,600	JPY	3,010,653
JPY/USD, June Strike Price 100 JPY, Expires 6/15/17	BANT	3,166,692,000	JPY	2,777,030
				8,851,904
Total Options Purchased (Cost $10,808,994)				9,142,003
Total Investments before Short Term Investments (Cost $3,115,093,332)				3,965,012,623
	Country	Principal Amount*
Short Term Investments 6.3%
U.S. Government and Agency Securities (Cost $249,963,706) 5.9%
[m,n]U.S. Treasury Bills, 10/02/14 - 3/19/15	United States	250,000,000		249,985,523

Total Investments before Repurchase Agreements (Cost $3,365,057,038)				4,214,998,146
[o]Repurchase Agreements (Cost $18,600,000) 0.4%
Credit Suisse Securities (USA) LLC, 0.00%, 10/01/14 (Maturity Value $18,600,000)	United States	18,600,000		18,600,000
Collateralized by U.S. Treasury Bonds, 4.75%, 2/15/37; U.S. Treasury Notes,
0.125%, 4/30/15 (valued at $18,978,434)
Total Investments (Cost $3,383,657,038) 98.8%				4,233,598,146
Options Written (0.0)%†				(277,044)
Securities Sold Short (2.0)%				(86,573,110)
Other Assets, less Liabilities 3.2%				135,908,643
Net Assets 100.0%				$4,282,656,635
	Country	Number of Contracts
Options Written (0.0)%†
Puts - Exchange-Traded
Technology Hardware, Storage & Peripherals (0.0)%†
Sandisk Corp., October Strike Price $90, Expires 10/18/14	United States	1,484		$(135,044)
Tobacco (0.0)%†
Lorillard Inc., January Strike Price $55, Expires 1/17/15	United States	2,000		(142,000)

Total Options Written (Premiums Received $890,778)				$(277,044)
		Shares
Securities Sold Short (2.0)%
Common Stocks (2.0)%
Diversified Telecommunication Services (0.5)%
AT&T Inc.	United States	645,600		$(22,750,944)
Pharmaceuticals (0.9)%
AbbVie Inc.	United States	652,018		(37,660,560)
Semiconductors & Semiconductor Equipment (0.6)%
Applied Materials Inc.	United States	1,210,625		(26,161,606)
Total Securities Sold Short (Proceeds $82,575,214)				$(86,573,110)

Franklin Mutual Beacon Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 5 regarding restricted securities.
cAt September 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
dContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
eSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2014, the aggregate value of these securities was $74,338,505, representing 1.74% of net assets.
fSee Note 6 regarding holdings of 5% voting securities.
gThe coupon rate shown represents the rate at period end.
hA portion or all of the security purchased on a delayed delivery basis.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $36,280,901, representing 0.85% of net assets.
jIncome may be received in additional securities and/or cash.
kDefaulted security or security for which income has been deemed uncollectible.
lBankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
mThe security is traded on a discount basis with no stated coupon rate.
nSecurity or a portion of the security has been pledged as collateral for securities sold short, open futures and written options contracts. At September 30, 2014, the aggregate value of these securities and/or cash pledged as collateral was $138,248,482, representing 3.23% of net assets.
oAt September 30, 2014, all repurchase agreements had been entered into on that date.

At September 30, 2014, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
				Number of	Notional	Expiration	Unrealized	Unrealized
Description			Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD			Short	526	$83,075,125	12/15/14	$2,054,548	$-
GBP/USD			Short	1,102	111,515,513	12/15/14	-	(88,757)
Unrealized appreciation (depreciation)							2,054,548	(88,757)
Net unrealized appreciation (depreciation)							$1,965,791

At September 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type		Quantity	Amount	Date	Appreciation	Depreciation
Euro	BANT	Buy		6,410,078	$8,495,290	10/16/14	$-	$(399,119)
Euro	BANT	Sell	24,989,566		34,543,077	10/16/14	2,980,309	-
Euro	BBU	Buy	16,841,885		23,254,269	10/16/14	-	(1,982,330)
Euro	BBU	Sell	25,465,977		35,197,264	10/16/14	3,032,770	-
Euro	BONY	Buy		170,175	228,309	10/16/14	-	(13,372)
Euro	DBFX	Buy		1,803,057	2,287,512	10/16/14	6,567	(16,751)
Euro	FBCO	Buy		726,591	937,061	10/16/14	-	(19,349)
Euro	HSBC	Buy		2,161,812	2,884,143	10/16/14	-	(153,693)

Franklin Mutual Beacon Fund
Statement of Investments, September 30, 2014 (unaudited) (continued)
Euro	SCBT	Buy	13,044,453	17,963,633	10/16/14	-	(1,487,995)
Euro	SSBT	Buy	982,608	1,267,889	10/16/14	-	(26,818)
British Pound	BANT	Sell	32,088,051	53,837,332	10/22/14	1,823,365	-
British Pound	FBCO	Sell	608,350	1,032,018	10/22/14	45,897	-
British Pound	SCBT	Buy	307,457	525,988	10/22/14	-	(27,608)
British Pound	SSBT	Sell	37,520,910	62,933,177	10/22/14	2,112,675	-
South Korean Won	BBU	Sell	1,804,021,019	1,742,595	11/12/14	35,999	-
South Korean Won	DBFX	Sell	902,010,509	871,297	11/12/14	18,000	-
Swedish Krona	BANT	Buy	45,126,170	6,391,324	11/12/14	503	(140,134)
Swedish Krona	BANT	Sell	16,244,562	2,376,232	11/12/14	125,741	-
Swedish Krona	BBU	Sell	314,149,626	48,205,378	11/12/14	4,683,689	-
Swedish Krona	BONY	Sell	5,850,000	822,045	11/12/14	11,597	-
Swedish Krona	DBFX	Buy	18,141,049	2,619,797	11/12/14	3,576	(110,146)
Swedish Krona	DBFX	Sell	12,749,105	1,821,267	11/12/14	55,030	-
Swedish Krona	FBCO	Sell	3,400,393	493,325	11/12/14	22,241	-
Swedish Krona	SSBT	Buy	15,635,655	2,188,373	11/12/14	5,463	(27,702)
Euro	BANT	Sell	24,709,149	33,871,725	11/17/14	2,656,152	-
Euro	BBU	Sell	25,189,306	34,553,967	11/17/14	2,731,801	-
Euro	HSBC	Sell	3,768,910	5,163,641	11/17/14	402,299	-
Euro	SCBT	Sell	5,902,657	8,060,509	11/17/14	603,561	-
Euro	SSBT	Sell	448,409	611,491	11/17/14	45,007	-
British Pound	BANT	Sell	33,558,945	56,412,587	11/21/14	2,028,621	-
British Pound	BBU	Sell	2,154,190	3,513,614	11/21/14	22,639	-
British Pound	FBCO	Sell	8,424,189	14,413,754	11/21/14	761,930	-
British Pound	SSBT	Sell	29,748,118	50,006,586	11/21/14	1,798,259	-
Norwegian Krone	BANT	Buy	7,961,200	1,292,148	11/21/14	-	(55,505)
Norwegian Krone	BANT	Sell	206,851,837	34,595,863	11/21/14	2,464,789	-
Norwegian Krone	BONY	Buy	3,602,300	559,208	11/21/14	351	-
Norwegian Krone	BONY	Sell	3,599,812	582,026	11/21/14	22,853	-
Norwegian Krone	DBFX	Sell	1,125,884	176,998	11/21/14	2,110	-
Norwegian Krone	SSBT	Buy	7,089,274	1,130,261	11/21/14	-	(29,057)
Euro	BANT	Sell	26,749,217	35,965,198	1/20/15	2,155,060	-
Euro	DBFX	Sell	587,064	781,899	1/20/15	39,869	-
Euro	FBCO	Sell	18,350,185	24,538,865	1/20/15	1,344,830	-
Euro	HSBC	Sell	2,672,949	3,567,101	1/20/15	188,581	-
Euro	SCBT	Sell	11,365,852	15,196,171	1/20/15	830,104	-
Euro	SSBT	Sell	5,743,930	7,682,077	1/20/15	421,937	-
British Pound	BANT	Buy	5,047,087	8,455,355	1/21/15	-	(281,337)
British Pound	BBU	Buy	1,316,407	2,194,291	1/21/15	-	(62,302)
British Pound	DBFX	Sell	23,789,768	40,602,711	1/21/15	2,073,953	-
British Pound	HSBC	Buy	948,877	1,594,351	1/21/15	-	(57,595)
British Pound	HSBC	Sell	16,992,691	28,989,531	1/21/15	1,468,990	-
British Pound	SSBT	Buy	2,568,499	4,307,057	1/21/15	-	(147,240)
British Pound	SSBT	Sell	26,862,993	45,645,788	1/21/15	2,139,784	-
South Korean Won	BANT	Sell	22,207,554,386	21,468,401	2/12/15	534,270	-
South Korean Won	BONY	Sell	2,307,897,756	2,236,261	2/12/15	60,703	-
South Korean Won	FBCO	Sell	37,756,519,659	36,469,982	2/12/15	878,492	-
South Korean Won	HSBC	Buy	8,349,713,415	7,974,080	2/12/15	-	(103,155)
South Korean Won	HSBC	Sell	37,819,820,586	36,749,985	2/12/15	1,098,825	-
Swiss Franc	BANT	Sell	34,566,502	38,286,127	2/12/15	2,020,965	-

Franklin Mutual Beacon Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Swiss Franc	BBU	Buy	4,276,906	4,723,467	2/12/15	-	(236,386)
Swiss Franc	DBFX	Buy	18,978,182	20,960,080	2/12/15	-	(1,049,275)
Swiss Franc	FBCO	Buy	6,154,000	6,799,925	2/12/15	-	(343,506)
Swiss Franc	HSBC	Buy	5,157,414	5,720,259	2/12/15	-	(309,400)
Danish Krone	BANT	Buy	6,468,320	1,125,665	2/17/15	-	(26,980)
Danish Krone	BANT	Sell	3,562,625	628,700	2/17/15	23,566	-
Danish Krone	BONY	Buy	3,260,440	568,340	2/17/15	-	(14,533)
Danish Krone	DBFX	Buy	6,424,105	1,115,696	2/17/15	-	(24,521)
Danish Krone	SSBT	Buy	7,900,000	1,378,379	2/17/15	-	(36,514)
Danish Krone	SSBT	Sell	269,344,282	48,319,809	2/17/15	2,569,989	-
British Pound	BANT	Sell	35,946,646	59,751,119	2/19/15	1,553,736	-
British Pound	DBFX	Buy	1,572,000	2,602,210	2/19/15	-	(57,154)
British Pound	FBCO	Sell	27,806,398	46,339,362	2/19/15	1,320,987	-
British Pound	HSBC	Sell	2,214,185	3,600,948	2/19/15	17,994	(1,796)
British Pound	SSBT	Buy	1,146,253	1,914,185	2/19/15	-	(58,410)
British Pound	SSBT	Sell	27,875,017	46,456,503	2/19/15	1,327,034	-
Euro	BANT	Sell	90,389	119,197	2/27/15	4,911	-
Euro	DBFX	Sell	475,484	627,410	2/27/15	26,223	-
Euro	SCBT	Sell	1,981,071	2,604,158	2/27/15	99,354	-
Unrealized appreciation (depreciation)						50,703,951	(7,299,683)
Net unrealized appreciation (depreciation)						$43,404,268

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	- Bank of America N.A.
BBU	- Barclays Bank PLC
BONY	- Bank of New York Mellon
DBFX	- Deutsche Bank AG
FBCO	- Credit Suisse Group AG
HSBC	- HSBC Bank USA, N.A.
MSCS	- Morgan Stanley Capital Services, LLC
SCBT	- Standard Chartered Bank
SSBT	- State Street Bank and Trust Co., N.A.
UBSW	- UBS AG

Currency

EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
GO	-	General Obligation
LIBOR	-	London InterBank Offered Rate
PIK	-	Payment-In-Kind

Franklin Mutual European Fund
Statement of Investments, September 30, 2014 (unaudited)

	Country	Shares	Value
Common Stocks 83.7%
Aerospace & Defense 0.8%
Safran SA	France	328,725	$21,330,244
Airlines 2.0%
[a]International Consolidated Airlines Group SA	United Kingdom	9,224,942	54,904,938
Auto Components 1.8%
Cie Generale des Etablissements Michelin, B	France	193,150	18,216,628
Pirelli & C. SpA	Italy	2,387,838	33,050,984
			51,267,612
Banks 10.5%
Barclays PLC	United Kingdom	15,723,869	57,984,076
BNP Paribas SA	France	904,800	60,013,132
[a]Commerzbank AG	Germany	795,614	11,896,607
[a]ING Groep NV, IDR	Netherlands	3,294,487	47,056,474
[a]National Bank of Greece SA	Greece	9,671,598	28,337,087
Societe Generale SA	France	836,546	42,702,678
UniCredit SpA	Italy	5,630,270	44,511,531
			292,501,585
Capital Markets 1.8%
Credit Suisse Group AG	Switzerland	1,835,582	50,895,989
Chemicals 1.0%
Arkema	France	407,714	27,351,596
Commercial Services & Supplies 0.6%
G4S PLC	United Kingdom	4,282,055	17,404,837
Construction & Engineering 1.2%
FLSmidth & Co. AS	Denmark	708,229	33,885,405
Construction Materials 0.7%
SA des Ciments Vicat	France	323,193	20,922,305
Containers & Packaging 1.2%
Rexam PLC	United Kingdom	4,118,870	32,842,030
Diversified Financial Services 0.1%
Oslo Bors VPS Holding ASA	Norway	340,000	4,180,024
Diversified Telecommunication Services 6.9%
[a]Hellenic Telecommunications Organization SA	Greece	2,692,582	35,364,804
Koninklijke KPN NV	Netherlands	19,454,640	62,332,228
TDC AS	Denmark	4,091,585	31,072,166
[a]Telecom Italia SpA	Italy	27,058,726	31,011,513
Telenor ASA	Norway	1,503,222	32,984,889
			192,765,600
Electric Utilities 1.8%
Enel SpA	Italy	9,603,646	50,963,726
Energy Equipment & Services 0.9%
[a]DeepOcean Group Holding BV	Netherlands	915,467	25,633,076
Food & Staples Retailing 2.1%
[a]Metro AG	Germany	1,593,016	52,468,265
Tesco PLC	United Kingdom	1,618,529	4,886,114
			57,354,379
Hotels, Restaurants & Leisure 2.2%
Accor SA	France	1,399,341	62,056,205

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual European Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Industrial Conglomerates 0.8%
Siemens AG	Germany	184,799	22,024,322

Insurance 14.5%
ACE Ltd.	United States	149,384	15,665,900
Ageas	Belgium	1,694,569	56,251,773
Direct Line Insurance Group PLC	United Kingdom	14,974,086	71,424,362
Friends Life Group Ltd.	United Kingdom	5,394,120	26,944,845
Lancashire Holdings Ltd.	United Kingdom	4,210,611	43,690,647
[a]NN Group NV	Netherlands	494,915	14,360,022
[a,b]NN Group NV, 144A	Netherlands	978,052	28,378,305
[a,c]Olympus Re Holdings Ltd.	United States	16,080	—
[a]RSA Insurance Group PLC	United Kingdom	8,334,639	65,470,243
[a]Storebrand ASA	Norway	7,664,955	42,655,979
UNIQA Insurance Group AG	Austria	3,455,709	39,539,789
			404,381,865
Machinery 3.3%
CNH Industrial NV (EUR Traded)	United Kingdom	655,521	5,215,502
CNH Industrial NV, special voting (EUR Traded)	United Kingdom	833,461	6,631,241
IMI PLC	United Kingdom	2,211,705	44,105,799
KUKA AG	Germany	293,345	17,767,521
Vossloh AG	Germany	293,290	19,901,375
			93,621,438
Marine 3.1%
A.P. Moeller-Maersk AS, B	Denmark	36,150	85,866,983

Media 2.4%
Reed Elsevier PLC	United Kingdom	2,943,932	47,157,209
RTL Group SA	Germany	241,477	20,703,824
			67,861,033
Metals & Mining 4.2%
Anglo American PLC	United Kingdom	1,561,441	35,036,850
[a]ThyssenKrupp AG	Germany	2,134,255	55,995,912
Voestalpine AG	Austria	656,309	25,943,088
			116,975,850
Multiline Retail 1.5%
Marks & Spencer Group PLC	United Kingdom	6,353,139	41,675,193

Oil, Gas & Consumable Fuels 5.2%
BG Group PLC	United Kingdom	1,609,333	29,745,012
BP PLC	United Kingdom	3,801,931	27,950,979
[a]Cairn Energy PLC	United Kingdom	10,952,822	31,342,535
Royal Dutch Shell PLC, A	United Kingdom	1,506,604	57,699,082
			146,737,608
Pharmaceuticals 2.8%
AstraZeneca PLC	United Kingdom	172,620	12,430,373
Novartis AG	Switzerland	432,994	40,888,712
Shire PLC	Ireland	276,410	23,930,865
			77,249,950
Real Estate Management & Development 0.1%
[d]Canary Wharf Group PLC	United Kingdom	192,100	1,418,167

Road & Rail 1.5%
[c,e]Euro Wagon LP	Jersey Islands	16,127,149	15,359,348
[a]FirstGroup PLC	United Kingdom	14,213,672	27,653,552
			43,012,900
Specialty Retail 3.7%
[a]Dufry AG	Switzerland	330,577	50,418,490

Franklin Mutual European Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Kingfisher PLC	United Kingdom	9,910,074		52,041,670
				102,460,160
Technology Hardware, Storage & Peripherals 0.2%
Wincor Nixdorf AG	Germany	135,172		6,923,946
Trading Companies & Distributors 1.0%
[a]Kloeckner & Co. SE	Germany	1,985,080		27,313,303
Wireless Telecommunication Services 3.8%
Tele2 AB, B	Sweden	3,532,157		42,652,517
Vodafone Group PLC	United Kingdom	19,568,897		64,850,096
				107,502,613
Total Common Stocks (Cost $2,160,007,968)				2,341,284,882
Preferred Stocks (Cost $60,047,648) 1.7%
Automobiles 1.7%
Volkswagen AG, pfd.	Germany	229,037		47,552,838
		Principal Amount*
Corporate Bonds (Cost $5,981,223) 0.2%
[b,f] Baggot Securities Ltd., secured bond, 144A, 10.24%, Perpetual	Ireland	4,212,000	EUR	5,653,310

Total Investments before Short Term Investments (Cost $2,226,036,839)				2,394,491,030
Short Term Investments 9.5%
U.S. Government and Agency Securities 8.6%
[g]U.S. Treasury Bills,
12/26/14	United States	30,000,000		29,999,280
[h] 1/02/15	United States	45,000,000		44,998,245
3/26/15	United States	37,000,000		36,995,930
10/02/14 - 4/02/15	United States	127,500,000		127,495,257
Total U.S. Government and Agency Securities (Cost $239,479,837)				239,488,712
Total Investments before Repurchase Agreements (Cost $2,465,516,676)				2,633,979,742
[i]Repurchase Agreements (Cost 25,500,000) 0.9%
Credit Suisse Securities (USA) LLC, 0.00%, 10/01/14 (Maturity Value $25,500,000)
Collateralized by U.S. Treasury Notes, 0.375%, 8/31/15 (valued at $26,014,988)	United States	25,500,000		25,500,000
Total Investments (Cost $2,491,016,676) 95.1%				2,659,479,742
Securities Sold Short (0.5)%				(14,305,015)
Other Assets, less Liabilities 5.4%				151,396,526
Net Assets 100.0%				$2,796,571,253
		Shares
Securities Sold Short (Proceeds $13,720,780) (0.5)%
Common Stocks (0.5)%
Pharmaceuticals (0.5)%
AbbVie Inc.	United States	247,663		$(14,305,015)

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $34,031,615, representing 1.22% of net assets.
c See Note 5 regarding restricted securities.
d Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2014, the aggregate value of this security was $1,418,167, representing 0.05% of net assets.
e See Note 6 regarding holdings of 5% voting securities.
f Perpetual security with no stated maturity date.
g The security is traded on a discount basis with no stated coupon rate.

Franklin Mutual European Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

h Security or a portion of the security has been pledged as collateral for securities sold short, open futures and forward contracts. At September 30, 2014, the value of this security and/or cash pledged as collateral was $29,515,183, representing 1.06% of net assets. i At September 30, 2014, all repurchase agreements had been entered into on that date.

At September 30, 2014, the fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
			Number of		Notional	Expiration	Unrealized	Unrealized
Description			Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD			Short	45	$5,894,438	12/15/14	$154,528	$-
EUR/USD			Short	1,775	280,339,063	12/15/14	6,933,279	-
GBP/USD			Short	1,643	166,261,331	12/15/14	-	(141,743)
Unrealized appreciation (depreciation)							7,087,807	(141,743)
Net unrealized appreciation (depreciation)							$6,946,064

At September 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
Euro	BANT	Buy	5,520,135	$7,091,942	10/16/14	$-	$(119,803)
Euro	BANT	Sell	79,263,806	109,566,359	10/16/14	9,453,171	-
Euro	BBU	Buy	6,401,178	8,875,195	10/16/14	-	(790,265)
Euro	BBU	Sell	81,969,595	113,292,795	10/16/14	9,762,092	-
Euro	FBCO	Buy	4,085,668	5,246,783	10/16/14	-	(86,430)
Euro	DBFX	Buy	6,059,931	7,782,456	10/16/14	-	(128,533)
Euro	HSBC	Buy	8,326,802	11,206,601	10/16/14	-	(689,535)
Euro	SCBT	Buy	7,581,376	10,445,317	10/16/14	-	(869,752)
Euro	SSBT	Buy	3,432,140	4,360,207	10/16/14	-	(25,284)
Euro	SSBT	Sell	2,311,042	3,094,370	10/16/14	175,436	-
British Pound	BANT	Buy	1,031,051	1,759,086	10/22/14	-	(87,777)
British Pound	BANT	Sell	58,481,230	98,094,945	10/22/14	3,298,262	-
British Pound	FBCO	Buy	10,628,873	18,190,094	10/22/14	-	(960,944)
British Pound	FBCO	Sell	2,017,433	3,414,419	10/22/14	144,208	-
British Pound	DBFX	Sell	5,492,970	9,351,913	10/22/14	447,940	-
British Pound	SCBT	Buy	13,918,682	23,535,783	10/22/14	-	(973,931)
British Pound	SCBT	Sell	2,431,118	4,143,160	10/22/14	202,375	-
British Pound	SSBT	Buy	1,049,408	1,794,256	10/22/14	-	(93,191)
British Pound	SSBT	Sell	63,596,704	106,700,821	10/22/14	3,612,077	-
Swedish Krona	BANT	Buy	51,625,553	7,312,307	11/12/14	575	(160,777)
Swedish Krona	BANT	Sell	18,591,777	2,719,590	11/12/14	143,921	-
Swedish Krona	BBU	Sell	59,133,035	55,107,955	11/12/14	5,354,351	-
Swedish Krona	BONY	Sell	6,650,000	934,461	11/12/14	13,183	-
Swedish Krona	FBCO	Sell	3,900,451	565,873	11/12/14	25,512	-
Swedish Krona	DBFX	Buy	20,756,376	2,997,497	11/12/14	4,087	(126,035)
Swedish Krona	DBFX	Sell	14,567,551	2,081,037	11/12/14	62,876	-
Swedish Krona	SSBT	Buy	17,880,897	2,502,662	11/12/14	6,245	(31,722)
Euro	BANT	Sell	79,358,950	108,507,129	11/17/14	8,251,341	-
Euro	BBU	Sell	72,154,046	98,870,427	11/17/14	7,716,742	-

Franklin Mutual European Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Euro	DBFX	Sell	3,766,653	5,116,482	11/17/14	357,992	-
Euro	HSBC	Sell	27,765,342	37,858,845	11/17/14	2,782,320	-
Euro	SCBT	Sell	3,626,135	4,960,611	11/17/14	379,640	-
Euro	SSBT	Sell	1,093,339	1,487,404	11/17/14	106,166	-
British Pound	BANT	Sell	59,847,454	100,603,570	11/21/14	3,617,749	-
British Pound	BBU	Buy	6,328,170	10,337,274	11/21/14	-	(82,154)
British Pound	SCBT	Buy	7,383,757	12,067,181	11/21/14	3,869	(105,298)
British Pound	SSBT	Buy	3,048,297	5,218,349	11/21/14	-	(278,430)
British Pound	SSBT	Sell	53,051,402	89,179,408	11/21/14	3,206,931	-
Norwegian Krone	BANT	Buy	9,443,713	1,530,852	11/21/14	-	(63,925)
Norwegian Krone	BANT	Sell	506,775,866	84,616,346	11/21/14	5,896,945	-
Norwegian Krone	BBU	Sell	4,685,083	756,028	11/21/14	28,276	-
Norwegian Krone	BONY	Buy	9,967,000	1,565,222	11/21/14	667	(17,678)
Norwegian Krone	BONY	Sell	18,232,743	2,901,479	11/21/14	69,319	-
Norwegian Krone	DBFX	Buy	6,874,450	1,109,809	11/21/14	-	(41,974)
Norwegian Krone	DBFX	Sell	26,857,743	4,308,652	11/21/14	136,738	-
Norwegian Krone	SSBT	Buy	18,141,958	2,894,186	11/21/14	-	(76,128)
Norwegian Krone	SSBT	Sell	788,645	127,345	11/21/14	4,842	-
Euro	BANT	Sell	116,885,782	158,827,725	1/20/15	11,087,910	-
Euro	FBCO	Sell	11,857,787	15,714,556	1/20/15	726,701	-
Euro	DBFX	Sell	7,659,800	10,171,572	1/20/15	489,834	-
Euro	HSBC	Sell	11,234,837	15,055,626	1/20/15	855,159	-
Euro	SCBT	Sell	5,034,321	6,692,818	1/20/15	329,601	-
Euro	SSBT	Sell	5,094,121	6,771,357	1/20/15	332,554	-
British Pound	BANT	Buy	5,900,433	9,836,459	1/21/15	-	(280,404)
British Pound	BBU	Buy	10,238,481	16,758,175	1/21/15	1,139	(177,566)
British Pound	BONY	Buy	1,988,887	3,244,868	1/21/15	-	(23,764)
British Pound	FBCO	Buy	3,009,060	4,884,022	1/21/15	822	(11,517)
British Pound	DBFX	Sell	44,787,477	76,440,131	1/21/15	3,904,499	-
British Pound	HSBC	Buy	1,154,467	1,939,793	1/21/15	-	(70,074)
British Pound	HSBC	Sell	31,991,055	54,576,740	1/21/15	2,765,575	-
British Pound	SSBT	Buy	4,150,142	6,948,404	1/21/15	-	(227,035)
British Pound	SSBT	Sell	42,194,483	72,017,543	1/21/15	3,681,400	-
Swiss Franc	BANT	Sell	91,947,567	101,852,446	2/12/15	5,386,410	-
Swiss Franc	DBFX	Sell	2,874,469	3,148,775	2/12/15	133,049	-
Danish Krone	BANT	Buy	6,043,648	1,059,406	2/17/15	-	(32,855)
Danish Krone	BANT	Sell	9,467,116	1,670,672	2/17/15	62,623	-
Danish Krone	BONY	Buy	2,982,418	519,877	2/17/15	-	(13,294)
Danish Krone	DBFX	Buy	13,987,604	2,385,898	2/17/15	1,455	(11,470)
Danish Krone	SSBT	Buy	6,766,667	1,180,637	2/17/15	-	(31,276)
Danish Krone	SSBT	Sell	403,146,286	72,323,614	2/17/15	3,846,681	-
British Pound	BANT	Buy	638,512	1,034,769	2/19/15	-	(1,022)
British Pound	BANT	Sell	28,028,618	46,698,480	2/19/15	1,320,332	-
British Pound	FBCO	Buy	207,101	335,223	2/19/15	72	-
British Pound	FBCO	Sell	28,028,618	46,709,692	2/19/15	1,331,544	-
British Pound	DBFX	Buy	6,890,600	11,211,524	2/19/15	357	(56,044)
British Pound	SCBT	Buy	2,284,915	3,699,095	2/19/15	168	-
British Pound	SSBT	Buy	2,602,619	4,225,550	2/19/15	-	(11,926)
British Pound	SSBT	Sell	28,097,784	46,827,767	2/19/15	1,337,640	-
Euro	BANT	Sell	4,474,933	5,881,648	2/27/15	223,682	-

Franklin Mutual European Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Euro	BONY	Sell	3,174,144	4,175,716	2/27/15	162,427	-
Euro	FBCO	Sell	2,384,861	3,132,994	2/27/15	117,650	-
Euro	DBFX	Sell	126,972,402	167,437,388	2/27/15	6,897,436	-
Euro	HSBC	Sell	4,719,893	6,143,555	2/27/15	175,870	-
Euro	SCBT	Sell	1,550,987	2,017,847	2/27/15	56,827	-
Euro	SSBT	Sell	2,539,098	3,320,323	2/27/15	109,968	-
Unrealized appreciation (depreciation)						110,605,233	(6,757,813)
Net unrealized appreciation (depreciation)						$103,847,420

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

BANT	- Bank of America N.A.
BBU	- Barclays Bank PLC
BONY	- Bank of New York Mellon
DBFX	- Deutsche Bank AG
FBCO	- Credit Suisse Group AG
HSBC	- HSBC Bank USA, N.A.
SCBT	- Standard Chartered Bank
SSBT	- State Street Bank and Trust Co., N.A.

Currency

CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound
USD	- United States Dollar

Selected Portfolio

IDR	- International Depositary Receipt

Franklin Mutual Financial Services Fund

Statement of Investments, September 30, 2014 (unaudited)

Franklin Mutual Financial Services Fund	Country	Shares/Units/Warrants	Value
Common Stocks and Other Equity Interests 81.6%
Banks 27.6%
[a,b]AB&T Financial Corp.	United States	226,100	$70,091
[a,c]The Bankshares Inc.	United States	456,903	2,360,266
Barclays PLC	United Kingdom	1,021,825	3,768,130
BB&T Corp.	United States	85,130	3,167,687
[a]Capital Bank Financial Corp., A	United States	42,649	1,018,458
[a,d]Capital Bank Financial Corp., B, 144A, non-voting	United States	153,021	3,654,142
CIT Group Inc.	United States	138,480	6,364,541
Citigroup Inc.	United States	83,399	4,321,736
Citizens Financial Group Inc.	United States	152,816	3,578,951
Columbia Banking System Inc.	United States	178,332	4,424,417
[a,c]Columbia Banking System Inc., wts., C, 10/23/16	United States	8,117	1,322,194
[a,c]FCB Financial Holdings Inc., A, 144A	United States	286,469	6,180,425
Guaranty Bancorp	United States	266,761	3,603,941
Hana Financial Group Inc.	South Korea	130,950	4,778,971
HSBC Holdings PLC	United Kingdom	561,180	5,696,515
Industrial and Commercial Bank of China Ltd., H	China	11,794,999	7,337,078
[a]ING Groep NV, IDR	Netherlands	552,569	7,892,564
JPMorgan Chase & Co.	United States	108,420	6,531,221
KB Financial Group Inc.	South Korea	170,630	6,235,164
[a]National Bank of Greece SA	Greece	671,726	1,968,109
[a]Piraeus Bank SA	Greece	3,163,660	5,353,818
PNC Financial Services Group Inc.	United States	78,520	6,719,742
Southern National Bancorp of Virginia Inc.	United States	547,560	6,346,220
State Bank Financial Corp.	United States	137,860	2,238,846
SunTrust Banks Inc.	United States	209,110	7,952,453
Wells Fargo & Co.	United States	186,280	9,662,344
			122,548,024
Capital Markets 6.7%
[a]Anima Holding SpA	Italy	866,780	4,770,513
China Everbright Ltd.	China	3,014,000	5,651,747
China Galaxy Securities Co. Ltd., H	China	7,607,500	5,290,708
Credit Suisse Group AG	Switzerland	144,703	4,012,244
Morgan Stanley	United States	129,040	4,460,913
Sun Hung Kai & Co. Ltd.	Hong Kong	7,776,704	5,578,647
			29,764,772
Consumer Finance 0.7%
[a]Ally Financial Inc.	United States	143,020	3,309,483

Diversified Financial Services 4.7%
First Pacific Co. Ltd.	Hong Kong	5,774,902	5,979,692
Oslo Bors VPS Holding ASA	Norway	911,000	11,200,006
[a,d]State National Cos. Inc.,144A	United States	350,000	3,762,500
			20,942,198
Insurance 38.5%
ACE Ltd.	United States	74,640	7,827,497
Ageas	Belgium	256,999	8,531,166
[a]Alleghany Corp.	United States	12,747	5,330,158
The Allstate Corp.	United States	113,416	6,960,340
American International Group Inc.	United States	154,888	8,367,050
Argo Group International Holdings Ltd.	United States	105,712	5,318,371
Catlin Group Ltd.	United Kingdom	598,388	5,064,269
China Pacific Insurance (Group) Co. Ltd., H	China	2,045,140	7,190,578
CNO Financial Group Inc.	United States	236,780	4,015,789
Direct Line Insurance Group PLC	United Kingdom	2,361,659	11,264,793
[a]Enstar Group Ltd.	United States	42,389	5,778,468
Friends Life Group Ltd.	United Kingdom	953,175	4,761,324
Korean Reinsurance Co.	South Korea	600,118	6,428,109
Lancashire Holdings Ltd.	United Kingdom	507,890	5,270,029

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Financial Services Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Maiden Holdings Ltd.	United States	496,740		5,503,879
MetLife Inc.	United States	177,140		9,515,961
[a]NN Group NV	Netherlands	96,365		2,796,043
[a,d]NN Group NV, 144A	Netherlands	139,582		4,049,990
[a,c]Olympus Re Holdings Ltd.	United States	7,480		—
PartnerRe Ltd.	United States	101,330		11,135,154
PICC Property and Casualty Co. Ltd., H	China	3,605,895		6,390,129
Protector Forsikring ASA	Norway	60,000		367,892
[a]RSA Insurance Group PLC	United Kingdom	1,294,581		10,169,190
[a]Storebrand ASA	Norway	1,200,174		6,679,047
UNIQA Insurance Group AG	Austria	564,365		6,457,393
White Mountains Insurance Group Ltd.	United States	12,068		7,603,685
Zurich Insurance Group AG	Switzerland	28,050		8,368,135
				171,144,439
Real Estate Management & Development 1.7%
[a]Dolphin Capital Investors Ltd.	Greece	3,979,650		2,242,142
Takara Leben Co. Ltd.	Japan	1,437,400		5,348,221
				7,590,363
Thrifts & Mortgage Finance 1.7%
Cape Bancorp Inc.	United States	264,663		2,495,772
Genworth Mortgage Insurance Australia Ltd.	Australia	1,496,278		4,480,427
Westfield Financial Inc.	United States	48,140		339,868
				7,316,067
Total Common Stocks and Other Equity Interests (Cost $307,854,676)				362,615,346
Convertible Preferred Stocks (Cost $122,400) 0.1%
Banks 0.1%
Columbia Banking System Inc., cvt. pfd., B	United States	1,224		353,963

Preferred Stocks 1.4%
Diversified Financial Services 1.4%
[a,c]Hightower Holding LLC, pfd., A	United States	3,000,000		3,625,200
[a,c]Hightower Holding LLC, pfd., A, Series 2	United States	968,000		2,559,005
Total Preferred Stocks (Cost $4,782,324)				6,184,205
		Principal Amount*
Corporate Bonds 0.4%
[d,e]Baggot Securities Ltd., secured bond, 144A, 10.24%, Perpetual	Ireland	816,000	EUR	1,095,228
First Data Corp., senior bond, 12.625%, 1/15/21	United States	473,000		567,600
Total Corporate Bonds (Cost $1,707,761)				1,662,828
		Shares
Companies in Liquidation 0.4%
[a,c]FIM Coinvestor Holdings I, LLC	United States	4,357,178		—
[a,f]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	7,766,103		1,951,233
Total Companies in Liquidation (Cost $2,163,564)				1,951,233
Total Investments before Short Term Investments (Cost $316,630,725)				372,767,575
Short Term Investments 11.8%
		Principal Amount*
U.S. Government and Agency Securities 8.9%
[g]U.S. Treasury Bills,
[h]12/26/14	United States	13,000,000		12,999,688
10/02/14 - 4/02/15	United States	26,500,000		26,498,313
Total U.S. Government and Agency Securities (Cost $39,494,899)				39,498,001
Total Investments before Money Market Funds and Repurchase Agreements (Cost $356,125,624)				412,265,576
[i]Repurchase Agreements (Cost $13,000,000) 2.9%
Credit Suisse Securities (USA) LLC, 0.00%, 10/01/14 (Maturity Value $13,000,000)	United States	13,000,000		13,000,000
Collateralized by U.S. Treasury Bonds, 4.75%, 2/15/37 (valued at $13,261,212)

Franklin Mutual Financial Services Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Total Investments (Cost $369,125,624) 95.7%	425,265,576
Other Assets, less Liabilities 4.3%	19,138,468
Net Assets 100.0%	$444,404,044

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 6 regarding holdings of 5% voting securities.
c See Note 5 regarding restricted securities.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $12,561,860, representing 2.83% of net assets.
e Perpetual security with no stated maturity date.
f Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
g The security is traded on a discount basis with no stated coupon rate.
h Security or a portion of the security has been pledged as collateral for open futures contracts. At September 30, 2014, the value of this security and/or cash pledged as collateral was $350,987, representing 0.08% of net assets.
i At September 30, 2014, all repurchase agreements had been entered into on that date.

At September 30, 2014, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
			Number of		Notional	Expiration	Unrealized	Unrealized
Description			Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD			Short	65	$10,265,937	12/15/14	$253,847	$-
GBP/USD			Short	105	10,625,344	12/15/14	-	(9,483)
Unrealized appreciation (depreciation)							253,847	(9,483)
Net unrealized appreciation (depreciation)							$244,364

At September 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity		Amount	Date	Appreciation	Depreciation
Euro	BANT	Buy	360		$485	10/16/14	$-	$(30)
Euro	BANT	Sell	9,200		12,717	10/16/14	1,097	-
Euro	BBU	Sell	39,472		54,562	10/16/14	4,707	-
Euro	SCBT	Buy	19,899		26,806	10/16/14	-	(1,672)
Australian Dollar	HSBC	Buy	549,064		490,164	10/20/14	-	(10,156)
Australian Dollar	HSBC	Sell	5,595,000		5,191,458	10/20/14	300,141	-
British Pound	BANT	Sell	3,267,163		5,481,646	10/22/14	185,653	-
British Pound	BBU	Buy	127,848		215,057	10/22/14	-	(7,818)
British Pound	DBFX	Buy	128,211		214,999	10/22/14	-	(7,173)
British Pound	SCBT	Sell	110,751		188,744	10/22/14	9,219	-
British Pound	SSBT	Sell	3,820,331		6,407,775	10/22/14	215,110	-
Japanese Yen	BONY	Buy	17,700,000		172,795	10/22/14	-	(11,354)
Japanese Yen	DBFX	Buy	15,862,970		154,464	10/22/14	-	(9,778)

Franklin Mutual Financial Services Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Japanese Yen	DBFX	Sell	50,778,791	498,605	10/22/14	35,452	-
Japanese Yen	FBCO	Buy	292,581,628	2,874,210	10/22/14	-	(205,574)
Japanese Yen	FBCO	Sell	23,746,764	232,701	10/22/14	16,107	-
Japanese Yen	HSBC	Buy	144,893,700	1,424,444	10/22/14	-	(102,869)
Japanese Yen	HSBC	Sell	58,168,916	562,765	10/22/14	32,206	-
Japanese Yen	SCBT	Sell	57,500,000	527,673	10/22/14	3,216	-
Japanese Yen	SSBT	Buy	29,932,000	291,289	10/22/14	-	(18,279)
Japanese Yen	SSBT	Sell	875,598,964	8,644,732	10/22/14	658,397	-
Euro	BANT	Buy	573,501	739,451	11/17/14	-	(14,937)
Euro	BANT	Sell	5,306,735	7,274,162	11/17/14	570,055	-
Euro	BBU	Sell	6,606,572	9,061,721	11/17/14	715,503	-
Euro	DBFX	Sell	456,158	621,156	11/17/14	44,882	-
Euro	FBCO	Buy	155,512	200,771	11/17/14	-	(4,310)
Euro	HSBC	Buy	377,978	488,120	11/17/14	-	(10,613)
Euro	HSBC	Sell	5,629,542	7,669,737	11/17/14	557,822	-
Euro	SCBT	Buy	99,081	130,141	11/17/14	-	(4,969)
Euro	SSBT	Buy	42,835	54,442	11/17/14	-	(327)
Euro	SSBT	Sell	375,967	511,602	11/17/14	36,635	-
British Pound	BANT	Sell	1,662,387	2,794,473	11/21/14	100,490	-
British Pound	SSBT	Sell	1,473,612	2,477,142	11/21/14	89,079	-
Norwegian Krone	BANT	Buy	24,399,877	3,991,247	11/21/14	-	(201,122)
Norwegian Krone	BANT	Sell	196,862,318	32,984,643	11/21/14	2,405,278	-
Norwegian Krone	BBU	Buy	5,130,810	847,816	11/21/14	-	(50,828)
Norwegian Krone	BONY	Buy	9,399,599	1,535,346	11/21/14	-	(75,271)
Norwegian Krone	BONY	Sell	3,055,171	490,144	11/21/14	15,573	-
Norwegian Krone	DBFX	Buy	31,790,717	5,115,507	11/21/14	-	(177,335)
Norwegian Krone	FBCO	Buy	5,672,483	904,851	11/21/14	-	(23,723)
Norwegian Krone	SSBT	Buy	7,199,645	1,171,415	11/21/14	-	(53,067)
Euro	BANT	Sell	1,412,473	1,878,347	1/20/15	93,027	-
Euro	DBFX	Sell	85,456	112,914	1/20/15	4,901	-
Euro	FBCO	Sell	861,227	1,154,110	1/20/15	65,548	-
Euro	HSBC	Sell	729,149	973,306	1/20/15	51,686	-
Euro	SCBT	Sell	42,533	56,213	1/20/15	2,453	-
Euro	SSBT	Sell	126,047	167,647	1/20/15	8,329	-
British Pound	BANT	Buy	113,499	189,878	1/21/15	-	(6,060)
British Pound	DBFX	Sell	1,746,453	2,980,724	1/21/15	152,253	-
British Pound	HSBC	Buy	40,563	68,156	1/21/15	-	(2,462)
British Pound	HSBC	Sell	1,247,467	2,128,179	1/21/15	107,841	-
British Pound	SSBT	Buy	81,129	136,348	1/21/15	-	(4,955)
British Pound	SSBT	Sell	1,645,341	2,808,268	1/21/15	143,553	-
South Korean Won	BANT	Sell	4,570,389,991	4,417,720	2/12/15	109,405	-
South Korean Won	BONY	Sell	461,870,740	447,534	2/12/15	12,148	-
South Korean Won	FBCO	Sell	7,628,026,742	7,364,251	2/12/15	173,630	-
South Korean Won	HSBC	Buy	2,041,578,506	1,936,349	2/12/15	516	(12,353)
South Korean Won	HSBC	Sell	7,781,985,933	7,558,902	2/12/15	223,150	-
Swiss Franc	BANT	Sell	1,075,042	1,190,883	2/12/15	63,012	-
Swiss Franc	DBFX	Buy	9,642	10,354	2/12/15	-	(239)
Swiss Franc	DBFX	Sell	34,691	37,997	2/12/15	1,601	-
Swiss Franc	FBCO	Buy	10,521	11,242	2/12/15	-	(204)
Swiss Franc	FBCO	Sell	13,650	15,140	2/12/15	820	-

Franklin Mutual Financial Services Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

British Pound		BANT	Sell	1,655,699	2,758,560	2/19/15	77,994	-
British Pound		FBCO	Sell	1,655,704	2,759,231	2/19/15	78,657	-
British Pound		HSBC	Sell	170,508	278,042	2/19/15	1,991	-
British Pound		SCBT	Sell	170,508	277,906	2/19/15	1,855	-
British Pound		SSBT	Sell	1,659,789	2,766,204	2/19/15	79,016	-
Euro		BANT	Sell	544,226	707,052	2/27/15	18,949	-
Euro		BONY	Sell	101,854	133,947	2/27/15	5,166	-
Euro		DBFX	Sell	4,140,803	5,446,032	2/27/15	210,529	-
Euro		FBCO	Sell	22,102	28,733	2/27/15	788	-
Euro		HSBC	Sell	43,004	55,876	2/27/15	1,503	-
Euro		SCBT	Sell	46,603	60,516	2/27/15	1,593	-
Euro		SSBT	Sell	83,337	108,942	2/27/15	3,574	-
Unrealized appreciation (depreciation)							7,692,110	(1,017,478)
Net unrealized appreciation (depreciation)							$6,674,632

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

BANT	- Bank of America N.A.
BBU	- Barclays Bank PLC
BONY	- Bank of New York Mellon
DBFX	- Deutsche Bank AG
FBCO	- Credit Suisse Group AG
HSBC	- HSBC Bank USA, N.A.
SCBT	- Standard Chartered Bank
SSBT	- State Street Bank and Trust Co., N.A.

Currency

EUR	- Euro
GBP	- British Pound
USD	- United States Dollar

Selected Portfolio

IDR	- International Depositary Receipt

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2014 (unaudited)

	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 85.6%
Aerospace & Defense 1.5%
[a]B/E Aerospace Inc.	United States	2,140,150	$179,644,191
Safran SA	France	3,100,875	201,208,971
			380,853,162
Auto Components 0.6%
Cie Generale des Etablissements Michelin, B	France	1,343,160	126,677,954
[a,b]International Automotive Components Group Brazil LLC	Brazil	3,819,425	595,906
[a,b,c,d]International Automotive Components Group North America LLC	United States	35,491,081	28,694,539
			155,968,399
Automobiles 1.2%
General Motors Co.	United States	6,291,420	200,947,955
Hyundai Motor Co.	South Korea	556,482	100,488,005
			301,435,960
Banks 12.9%
Barclays PLC	United Kingdom	49,734,614	183,403,692
BNP Paribas SA	France	3,905,802	259,062,124
[a]Capital Bank Financial Corp., A	United States	866,477	20,691,471
[a,e]Capital Bank Financial Corp., B, 144A, non-voting	United States	2,980,444	71,173,003
CIT Group Inc.	United States	2,806,874	129,003,929
Citigroup Inc.	United States	5,809,671	301,057,151
Citizens Financial Group Inc.	United States	3,014,048	70,589,004
Commerzbank AG	Germany	7,149,532	106,905,069
HSBC Holdings PLC	United Kingdom	22,629,178	229,707,864
Industrial and Commercial Bank of China Ltd., H	China	313,005,603	194,705,113
[a]ING Groep NV, IDR	Netherlands	21,107,283	301,483,757
JPMorgan Chase & Co.	United States	4,857,660	292,625,438
KB Financial Group Inc.	South Korea	4,593,186	167,844,277
PNC Financial Services Group Inc.	United States	3,118,000	266,838,440
Societe Generale SA	France	2,538,009	129,556,273
SunTrust Banks Inc.	United States	4,238,534	161,191,448
Wells Fargo & Co.	United States	7,620,708	395,286,124
			3,281,124,177
Beverages 1.2%
Coca-Cola Enterprises Inc.	United States	1,029,439	45,665,914
PepsiCo Inc.	United States	2,913,866	271,251,786
			316,917,700
Capital Markets 0.9%
Credit Suisse Group AG	Switzerland	8,592,008	238,234,381

Chemicals 0.0%
[a,f,g]Dow Corning Corp., Contingent Distribution	United States	11,430,153	—

Communications Equipment 0.8%
Cisco Systems Inc.	United States	7,847,650	197,525,351

Consumer Finance 0.4%
[a]Ally Financial Inc.	United States	4,911,500	113,652,110

Diversified Consumer Services 0.1%
[a]Cengage Learning Holdings II LP	United States	1,149,083	35,908,844

Diversified Telecommunication Services 1.1%
[a,f,g]Global Crossing Holdings Ltd., Contingent Distribution	United States	45,658,716	—
Koninklijke KPN NV	Netherlands	90,237,310	289,118,305
			289,118,305
Energy Equipment & Services 1.5%
Baker Hughes Inc.	United States	3,624,604	235,816,736
Ensco PLC, A	United States	1,364,410	56,363,777

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Transocean Ltd.	United States	3,123,804	99,868,014
			392,048,527
Food & Staples Retailing 3.4%
CVS Health Corp.	United States	2,593,297	206,400,508
Empire Co. Ltd., A	Canada	2,355,152	163,846,722
[a]Metro AG	Germany	7,814,516	257,382,285
Tesco PLC	United Kingdom	18,387,017	55,507,841
Walgreen Co.	United States	2,998,912	177,745,514
			860,882,870
Health Care Equipment & Supplies 2.2%
Medtronic Inc.	United States	6,764,876	419,084,068
Stryker Corp.	United States	1,604,433	129,557,965
			548,642,033
Health Care Providers & Services 1.4%
Cigna Corp.	United States	3,812,195	345,727,965

Hotels, Restaurants & Leisure 1.1%
Accor SA	France	6,111,782	271,037,578

Independent Power & Renewable Electricity Producers 0.8%
NRG Energy Inc.	United States	6,590,837	200,888,712

Industrial Conglomerates 2.0%
Jardine Matheson Holdings Ltd.	Hong Kong	2,581,866	153,879,214
Jardine Strategic Holdings Ltd.	Hong Kong	9,774,205	340,631,044
Siemens AG	Germany	113,787	13,561,121
			508,071,379
Insurance 8.3%
ACE Ltd.	United States	3,451,290	361,936,782
[a]Alleghany Corp.	United States	81,228	33,965,488
The Allstate Corp.	United States	3,354,175	205,845,720
American International Group Inc.	United States	5,795,145	313,053,733
China Pacific Insurance (Group) Co. Ltd., H	China	38,922,444	136,848,759
E-L Financial Corp. Ltd.	Canada	177,619	109,623,731
MetLife Inc.	United States	3,265,940	175,446,297
[a,b]Olympus Re Holdings Ltd.	United States	47,160	—
PartnerRe Ltd.	United States	1,813,630	199,299,801
PICC Property and Casualty Co. Ltd., H	China	42,811,307	75,867,371
[a]RSA Insurance Group PLC	United Kingdom	18,896,626	148,436,747
White Mountains Insurance Group Ltd.	United States	172,815	108,885,547
Zurich Insurance Group AG	Switzerland	813,000	242,541,665
			2,111,751,641
IT Services 0.9%
Xerox Corp.	United States	16,670,797	220,554,644

Machinery 1.0%
Caterpillar Inc.	United States	1,414,391	140,067,141
CNH Industrial NV (EUR Traded)	United Kingdom	6,569,123	52,265,718
CNH Industrial NV, special voting (EUR Traded)	United Kingdom	7,338,645	58,388,243
			250,721,102
Marine 1.4%
A.P. Moeller-Maersk AS, B	Denmark	150,055	356,425,178

Media 6.3%
CBS Corp., B	United States	4,879,342	261,044,797
Comcast Corp., Special A	United States	1,094,160	58,537,560
[a]DIRECTV	United States	3,038,416	262,883,752
Reed Elsevier PLC	United Kingdom	20,193,070	323,461,559
Time Warner Cable Inc.	United States	1,851,179	265,625,675
Time Warner Inc.	United States	2,174,747	163,562,722
[a]Tribune Media Co., A	United States	989,868	65,133,314
[a]Tribune Media Co., B	United States	606,923	39,935,533
[a]Tribune Publishing Co.	United States	399,197	8,055,796

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Twenty-First Century Fox Inc., B	United States	4,401,800	146,623,958
			1,594,864,666
Metals & Mining 2.2%
Anglo American PLC	United Kingdom	9,269,489	207,996,134
Freeport-McMoRan Inc., B	United States	3,621,030	118,226,630
[a]ThyssenKrupp AG	Germany	8,967,041	235,266,000
			561,488,764
Multiline Retail 0.4%
Kohl's Corp.	United States	1,791,112	109,311,565

Oil, Gas & Consumable Fuels 7.6%
Apache Corp.	United States	4,036,842	378,938,358
BG Group PLC	United Kingdom	10,339,348	191,100,307
BP PLC	United Kingdom	31,838,677	234,071,102
China Shenhua Energy Co. Ltd., H	China	66,756,341	186,135,213
CONSOL Energy Inc.	United States	3,002,892	113,689,491
Marathon Oil Corp.	United States	5,814,486	218,566,529
Murphy Oil Corp.	United States	1,168,040	66,473,156
Royal Dutch Shell PLC, A	United Kingdom	10,904,242	417,604,598
Talisman Energy Inc. (CAD Traded)	Canada	886,182	7,669,796
Talisman Energy Inc. (USD Traded)	Canada	13,357,218	115,539,936
			1,929,788,486
Paper & Forest Products 0.7%
International Paper Co.	United States	2,477,590	118,280,147
[d]NewPage Holdings Inc.	United States	583,268	53,952,290
			172,232,437
Personal Products 0.5%
Avon Products Inc.	United States	11,058,870	139,341,762

Pharmaceuticals 8.3%
AstraZeneca PLC	United Kingdom	1,546,630	111,372,887
Eli Lilly & Co.	United States	4,236,810	274,757,128
[a]Hospira Inc.	United States	3,562,996	185,382,682
Merck & Co. Inc.	United States	9,354,960	554,562,029
Novartis AG, ADR	Switzerland	1,997,437	188,018,745
Shire PLC	Ireland	3,682,928	318,858,402
Teva Pharmaceutical Industries Ltd., ADR	Israel	8,737,113	469,619,824
			2,102,571,697
Real Estate Management & Development 0.2%
[g]Canary Wharf Group PLC	United Kingdom	5,400,183	39,866,546

Semiconductors & Semiconductor Equipment 0.3%
[a]SK Hynix Semiconductor Inc.	South Korea	1,712,305	75,880,619

Software 4.1%
[a]Check Point Software Technologies Ltd.	Israel	3,989,230	276,214,285
Microsoft Corp.	United States	10,230,912	474,305,080
Symantec Corp.	United States	12,534,725	294,691,385
			1,045,210,750
Specialty Retail 0.9%
Kingfisher PLC	United Kingdom	45,047,763	236,563,402

Technology Hardware, Storage & Peripherals 3.4%
Apple Inc.	United States	4,913,130	494,997,847
Hewlett-Packard Co.	United States	4,892,480	173,536,266
Samsung Electronics Co. Ltd.	South Korea	166,197	186,527,559
			855,061,672
Tobacco 4.8%
Altria Group Inc.	United States	4,246,046	195,063,353
British American Tobacco PLC	United Kingdom	6,977,821	393,923,574
Imperial Tobacco Group PLC	United Kingdom	4,677,039	202,008,011
Lorillard Inc.	United States	5,323,181	318,911,774

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Philip Morris International Inc.	United States	1,484,505	123,807,717
			1,233,714,429
Wireless Telecommunication Services 1.2%
Vodafone Group PLC	United Kingdom	94,517,600	313,225,389

Total Common Stocks and Other Equity Interests (Cost $16,527,412,166)			21,786,612,202
Preferred Stocks 1.0%
Automobiles 0.9%
Volkswagen AG, pfd.	Germany	1,135,622	235,778,712

Diversified Financial Services 0.1%
[a,b]Hightower Holding LLC, pfd., A, Series 2	United States	3,048,000	8,057,693

Total Preferred Stocks (Cost $308,230,759)			243,836,405
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 3.5%
Avaya Inc.,
[e]senior note, 144A, 10.50%, 3/01/21	United States	60,766,000	53,474,080
[e]senior secured note, 144A, 7.00%, 4/01/19	United States	51,741,000	50,609,166
[h]Tranche B-3 Term Loan, 4.654%, 10/26/17	United States	78,971,296	75,368,231
[h]Tranche B-6 Term Loan, 6.50%, 3/31/18	United States	19,589,043	19,451,312
[h]Caesars Entertainment Operating Co. Inc., Senior Tranche, first lien, 3/01/17,
B5B, 5.949%	United States	13,307,605	12,145,266
B6B, 6.949%	United States	63,441,299	57,941,192
[i]B7, 9.75%	United States	46,484,930	44,157,058
[h]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	7,201,810	7,212,613
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	16,673,000	20,007,600
senior note, 11.75%, 8/15/21	United States	46,372,000	53,907,450
[e,j]First Data Holdings Inc., 144A, PIK, 14.50%, 9/24/19	United States	7,755,883	8,172,762
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	95,618,000	96,693,702
[h]Tranche B Term Loan, 3.807%, 1/29/16	United States	887,635	881,136
[h]Tranche C Term Loan, 3.807%, 1/29/16	United States	91,819	90,671
[h]Tranche D Term Loan, 6.907%, 1/30/19	United States	117,978,997	112,854,343
[h]Tranche E Term Loan, 7.657%, 7/30/19	United States	37,921,652	37,163,219
[h]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	114,185,296	114,185,296
NGPL PipeCo LLC,
[e]secured note, 144A, 7.119%, 12/15/17	United States	42,312,000	42,523,560
[e,k]senior secured note, 144A, 9.625%, 6/01/19	United States	62,806,000	66,888,390
[h]Term Loan B, 6.75%, 9/15/17	United States	3,579,044	3,573,077
Walter Energy Inc.,
[e]first lien, 144A, 9.50%, 10/15/19	United States	16,706,000	15,118,930
[e,j] second lien, 144A, PIK, 11.00%, 4/01/20	United States	4,857,000	2,234,220
[h,i] Term Loan B, 7.25%, 4/01/18	United States	6,980,000	6,186,025
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $865,014,042)			900,839,299
Corporate Notes and Senior Floating Rate Interests in
Reorganization 0.8%
[b,l]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	8,893	—
[h,l]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.65%, 10/10/17	United States	142,325,613	105,914,024
[e,l]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	118,132,000	99,526,210
Total Corporate Notes and Senior Floating Rate Interests in

Reorganization (Cost $234,811,922)			205,440,234
		Shares
Companies in Liquidation 0.6%
[a]Adelphia Recovery Trust	United States	45,477,593	100,051
[a,f]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	5,538,790	68,127
[a,f,g]Century Communications Corp., Contingent Distribution	United States	15,282,000	—
[a,b]FIM Coinvestor Holdings I, LLC	United States	30,279,560	—
[a,m]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	587,363,521	147,575,085
[a,f,g]NewPage Corp. Litigation Trust, Contingent Distribution	United States	145,817,000	—

Franklin Mutual Global Discovery Fund
Statement of Investments, September 30, 2014 (unaudited) (continued)
[a,f,g]Tribune Litigation Trust, Contingent Distribution	United States	1,285,023	—
Total Companies in Liquidation (Cost $164,973,082)			147,743,263
		Principal Amount*
Municipal Bonds (Cost $67,664,620) 0.2%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	72,507,000	63,987,428
Total Investments before Short Term Investments (Cost $18,168,106,591)			23,348,458,831
Short Term Investments 7.2%
U.S. Government and Agency Securities 7.1%
[n]U.S. Treasury Bills,
2/19/15	United States	300,000,000	299,976,600
[o]10/02/14 - 3/19/15	United States	1,499,300,000	1,499,239,148
Total U.S. Government and Agency Securities (Cost $1,799,057,185)			1,799,215,748
Total Investments before Money Market Funds and Repurchase Agreements (Cost $19,967,163,776)			25,147,674,579
[p]Repurchase Agreements (Cost $4,000,000) 0.0%†
Credit Suisse Securities (USA) LLC, 0.00%, 10/01/14 (Maturity Value $4,000,000)	United States	4,000,000	4,000,000
Collateralized by U.S. Treasury Bonds, 4.375%, 5/15/41 (valued at $4,083,923)
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$12,438,660) 0.1%
Money Market Funds 0.1%
[q]BNY Mellon Overnight Government Fund, 0.026%	United States	12,438,660	12,438,660
Total Investments (Cost $19,983,602,436) 98.9%			25,164,113,239
Securities Sold Short (1.3)%			(329,798,318)
Other Assets, less Liabilities 2.4%			620,435,660
Net Assets 100.0%			$25,454,750,581
		Shares
Securities Sold Short (1.3)%
Common Stocks (1.3)%
Diversified Telecommunication Services (0.5)%
AT&T Inc.	United States	3,949,941	$(139,195,921)
Pharmaceuticals (0.8)%
AbbVie Inc.	United States	3,299,903	(190,602,397)
Total Securities Sold Short (Proceeds $321,898,985)			$(329,798,318)

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 5 regarding restricted securities.
c At September 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.
d See Note 6 regarding holdings of 5% voting securities.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $409,720,321, representing 1.61% of net assets.
f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2014, the aggregate value of these securities was $39,866,546, representing 0.16% of net assets.
h The coupon rate shown represents the rate at period end.
i A portion or all of the security purchased on a delayed delivery basis.
j Income may be received in additional securities and/or cash.
k A portion or all of the security is on loan at September 30, 2014.

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

l Defaulted security or security for which income has been deemed uncollectible. m Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount unsecured claims. n The security is traded on a discount basis with no stated coupon rate. o Security or a portion of the security has been pledged as collateral for securities sold short and open futures contracts. At September 30, 2014, the aggregate value of these securities and/or cash pledged as collateral was $520,414,614, representing 2.04% of net assets. p At September 30, 2014, all repurchase agreements had been entered into on that date. q The rate shown is the annualized seven-day yield at period end.

At September 30, 2014, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
				Number of	Notional	Expiration	Unrealized	Unrealized
Description			Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD			Short	102	$13,360,725	12/15/14	$350,263	$-
EUR/USD			Short	5,235	826,802,813	12/15/14	20,449,372	-
GBP/USD			Short	5,184	524,588,400	12/15/14	-	(419,869)
Unrealized appreciation (depreciation)							20,799,635	(419,869)
Net unrealized appreciation (depreciation)							$20,379,766

At September 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity		Amount	Date	Appreciation	Depreciation
Euro	BANT	Buy	5,948,930		$7,572,362	10/16/14	$-	$(58,638)
Euro	BANT	Sell	129,077,711		178,424,120	10/16/14	15,394,083	-
Euro	BBU	Sell	136,999,401		189,351,961	10/16/14	16,316,530	-
Euro	DBFX	Buy	2,332,922		2,981,358	10/16/14	-	(34,789)
Euro	FBCO	Buy	5,226,278		6,666,652	10/16/14	-	(65,665)
Euro	HSBC	Buy	26,547,748		35,965,256	10/16/14	-	(2,434,445)
Euro	SCBT	Buy	27,013,825		37,218,568	10/16/14	-	(3,099,084)
Euro	SSBT	Buy	7,030,113		8,931,457	10/16/14	-	(52,158)
British Pound	BANT	Buy	153,493		262,603	10/22/14	-	(13,795)
British Pound	BANT	Sell	158,419,886		265,796,885	10/22/14	9,002,018	-
British Pound	DBFX	Buy	4,492,300		7,527,096	10/22/14	-	(245,184)
British Pound	SCBT	Buy	3,986,063		6,819,237	10/22/14	-	(357,924)
British Pound	SSBT	Buy	766,252		1,307,279	10/22/14	-	(65,204)
British Pound	SSBT	Sell	185,242,109		310,703,404	10/22/14	10,430,353	-
South Korean Won	BBU	Sell	8,574,625,983		8,282,662	11/12/14	171,106	-
South Korean Won	DBFX	Sell	4,287,312,992		4,141,331	11/12/14	85,553	-
Euro	BANT	Sell	164,748,868		225,930,702	11/17/14	17,800,083	-
Euro	BBU	Sell	202,675,865		278,083,889	11/17/14	22,039,318	-
Euro	DBFX	Sell	2,871,878		3,918,695	11/17/14	290,592	-
Euro	HSBC	Sell	32,880,190		45,016,770	11/17/14	3,478,552	-
Euro	SCBT	Sell	1,770,000		2,411,041	11/17/14	174,964	-
Euro	SSBT	Sell	2,999,889		4,090,919	11/17/14	301,097	-
British Pound	BANT	Sell	160,254,642		268,873,405	11/21/14	9,229,360	(56,695)
British Pound	BBU	Buy	21,138,741		34,494,212	11/21/14	-	(237,815)
British Pound	BBU	Sell	7,072,374		11,535,466	11/21/14	74,327	-
British Pound	FBCO	Sell	52,359,919		89,352,667	11/21/14	4,500,774	-

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

British Pound	SCBT	Buy	5,711,988	9,261,017	11/21/14	-	(4,453)
British Pound	SCBT	Sell	2,049,679	3,377,758	11/21/14	56,150	-
British Pound	SSBT	Sell	139,091,683	233,627,775	11/21/14	8,222,679	-
Euro	BANT	Sell	202,243,438	275,074,645	1/20/15	19,445,536	-
Euro	DBFX	Sell	15,868,323	21,047,523	1/20/15	990,480	-
Euro	FBCO	Sell	4,845,505	6,454,538	1/20/15	329,978	-
Euro	HSBC	Sell	7,482,537	9,908,960	1/20/15	451,278	-
Euro	SCBT	Sell	6,298,866	8,324,770	1/20/15	363,209	-
Euro	SSBT	Sell	5,457,515	7,212,008	1/20/15	313,887	-
British Pound	BANT	Buy	23,529,246	38,970,858	1/21/15	-	(864,029)
British Pound	BBU	Buy	7,267,544	12,080,066	1/21/15	511	(310,415)
British Pound	DBFX	Sell	144,291,349	246,113,467	1/21/15	12,426,179	-
British Pound	FBCO	Buy	857,497	1,388,391	1/21/15	369	-
British Pound	FBCO	Sell	2,428,100	3,936,183	1/21/15	3,750	-
British Pound	HSBC	Buy	4,122,870	6,927,452	1/21/15	-	(250,252)
British Pound	HSBC	Sell	101,783,789	173,643,144	1/21/15	8,799,043	-
British Pound	SCBT	Sell	4,172,644	6,762,772	1/21/15	4,959	-
British Pound	SSBT	Buy	11,324,127	18,987,428	1/21/15	-	(647,421)
British Pound	SSBT	Sell	134,247,352	229,133,381	1/21/15	11,712,863	-
South Korean Won	BANT	Sell	129,382,534,970	124,767,658	2/12/15	2,804,163	-
South Korean Won	BONY	Sell	10,598,888,230	10,269,902	2/12/15	278,774	-
South Korean Won	FBCO	Sell	169,627,029,117	163,771,230	2/12/15	3,870,936	-
South Korean Won	HSBC	Sell	219,611,026,266	212,189,531	2/12/15	5,171,417	-
Swiss Franc	BANT	Sell	51,082,122	56,585,284	2/12/15	2,992,894	-
Swiss Franc	DBFX	Buy	685,050	735,452	2/12/15	-	(16,738)
Swiss Franc	DBFX	Sell	2,062,512	2,259,060	2/12/15	95,192	-
Swiss Franc	FBCO	Buy	539,034	575,956	2/12/15	-	(10,433)
Swiss Franc	FBCO	Sell	811,360	899,953	2/12/15	48,722	-
British Pound	BANT	Buy	10,637,790	17,239,538	2/19/15	-	(17,027)
British Pound	BANT	Sell	122,444,190	203,511,961	2/19/15	5,307,895	(32,271)
British Pound	DBFX	Buy	1,714,994	2,776,404	2/19/15	160	-
British Pound	FBCO	Buy	92,984	150,508	2/19/15	32	-
British Pound	FBCO	Sell	111,161,700	185,085,315	2/19/15	5,136,326	(21,070)
British Pound	HSBC	Sell	9,606,972	15,620,789	2/19/15	75,891	(8,728)
British Pound	SCBT	Buy	1,025,880	1,660,818	2/19/15	75	-
British Pound	SCBT	Sell	4,449,351	7,184,785	2/19/15	15,662	(34,346)
British Pound	SSBT	Sell	108,384,992	180,634,427	2/19/15	5,159,839	-
Euro	BANT	Sell	69,308,845	90,515,459	2/27/15	2,887,491	(3,977)
Euro	BONY	Sell	8,928,353	11,717,606	2/27/15	428,875	-
Euro	DBFX	Sell	311,852,374	411,056,827	2/27/15	16,760,395	-
Euro	FBCO	Sell	39,596,502	51,405,898	2/27/15	1,341,315	-
Euro	HSBC	Sell	15,235,173	19,973,793	2/27/15	710,915	-
Euro	SCBT	Sell	23,514,862	30,808,090	2/27/15	1,076,630	-
Euro	SSBT	Sell	8,803,123	11,484,081	2/27/15	353,686	-
Canadian Dollar	BONY	Buy	2,872,434	2,568,023	3/18/15	-	(12,871)
Canadian Dollar	BONY	Sell	2,665,455	2,425,732	3/18/15	54,697	-
Canadian Dollar	SCBT	Sell	305,800,913	277,849,527	3/18/15	5,826,705	-
Unrealized appreciation (depreciation)						232,808,268	(8,955,427)
Net unrealized appreciation (depreciation)						$223,852,841

Franklin Mutual Global Discovery Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	-	Bank of America N.A.
BBU	-	Barclays Bank PLC
BONY	-	Bank of New York Mellon
DBFX	-	Deutsche Bank AG
FBCO	-	Credit Suisse Group AG
HSBC	-	HSBC Bank USA, N.A.
SCBT	-	Standard Chartered Bank
SSBT	-	State Street Bank and Trust Co., N.A.

Currency

CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
GO	-	General Obligation
IDR	-	International Depositary Receipt
PIK	-	Payment-In-Kind

Franklin Mutual International Fund

Statement of Investments, September 30, 2014 (unaudited)

	Country	Shares	Value
Common Stocks 87.5%
Aerospace & Defense 0.8%
Safran SA	France	10,343	$671,135
Airlines 1.2%
[a]International Consolidated Airlines Group SA	United Kingdom	171,728	1,022,089
Auto Components 2.3%
Cie Generale des Etablissements Michelin, B	France	5,610	529,098
Pirelli & C. SpA	Italy	40,265	557,323
Xinyi Glass Holdings Ltd.	Hong Kong	1,456,000	907,580
			1,994,001
Automobiles 0.8%
Hyundai Motor Co.	South Korea	3,753	677,707
Banks 8.5%
Barclays PLC	United Kingdom	148,787	548,674
Commerzbank AG	Germany	19,133	286,091
Hana Financial Group Inc.	South Korea	12,375	451,621
HSBC Holdings PLC	United Kingdom	124,510	1,263,896
Industrial and Commercial Bank of China Ltd., H	China	2,662,518	1,656,219
[a]ING Groep NV, IDR	Netherlands	93,980	1,342,354
KB Financial Group Inc.	South Korea	17,046	622,895
[a]National Bank of Greece SA	Greece	201,783	591,210
UniCredit SpA	Italy	87,258	689,840
			7,452,800
Capital Markets 3.8%
[a]Anima Holding SpA	Italy	153,828	846,626
China Galaxy Securities Co. Ltd., H	China	1,178,500	819,599
Credit Suisse Group AG	Switzerland	22,726	630,134
Sun Hung Kai & Co. Ltd.	Hong Kong	1,506,748	1,080,871
			3,377,230
Chemicals 1.4%
Arkema	France	9,606	644,421
Huabao International Holdings Ltd.	Hong Kong	808,615	623,802
			1,268,223
Construction & Engineering 1.8%
FLSmidth & Co. AS	Denmark	15,340	733,946
Sinopec Engineering Group Co. Ltd.	China	759,500	814,800
			1,548,746
Construction Materials 0.3%
SA des Ciments Vicat	France	3,897	252,277
Diversified Financial Services 1.6%
First Pacific Co. Ltd.	Hong Kong	560,859	580,748
Metro Pacific Investments Corp.	Philippines	7,641,400	832,711
			1,413,459
Diversified Telecommunication Services 2.0%
[a]Hellenic Telecommunications Organization SA	Greece	45,690	600,100
Koninklijke KPN NV	Netherlands	212,200	679,884
TDC AS	Denmark	59,831	454,366
			1,734,350
Electric Utilities 2.6%
Enel SpA	Italy	243,980	1,294,730
Power Assets Holdings Ltd.	Hong Kong	116,000	1,027,091
			2,321,821
Food & Staples Retailing 0.9%
[a]Metro AG	Germany	19,696	648,716

	Quarterly Statement of Investments. | See Notes to Statements of Investments.

Franklin Mutual International Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Tesco PLC	United Kingdom	43,442	131,145
			779,861
Hotels, Restaurants & Leisure 3.3%
Accor SA	France	28,650	1,270,534
Kuoni Reisen Holding AG, B	Switzerland	1,074	290,818
Mandarin Oriental International Ltd.	Hong Kong	748,361	1,313,373
			2,874,725
Industrial Conglomerates 0.8%
Jardine Matheson Holdings Ltd.	Hong Kong	5,400	321,840
Jardine Strategic Holdings Ltd.	Hong Kong	9,200	320,620
Siemens AG	Germany	283	33,728
			676,188
Insurance 21.0%
ACE Ltd.	United States	8,447	885,837
Ageas	Belgium	41,254	1,369,440
Catlin Group Ltd.	United Kingdom	108,706	919,999
China Pacific Insurance (Group) Co. Ltd., H	China	267,645	941,022
Direct Line Insurance Group PLC	United Kingdom	276,458	1,318,667
Friends Life Group Ltd.	United Kingdom	269,798	1,347,702
Great Eastern Holdings Ltd.	Singapore	38,853	727,628
Korean Reinsurance Co.	South Korea	79,350	849,950
Lancashire Holdings Ltd.	United Kingdom	133,753	1,387,864
[a]NN Group NV	Netherlands	40,680	1,180,336
[a,b]NN Group NV, 144A	Netherlands	21,537	624,899
PICC Property and Casualty Co. Ltd., H	China	448,736	795,220
[a]RSA Insurance Group PLC	United Kingdom	229,775	1,804,928
[a]Storebrand ASA	Norway	241,009	1,341,231
UNIQA Insurance Group AG	Austria	135,747	1,553,200
Zurich Insurance Group AG	Switzerland	4,450	1,327,565
			18,375,488
Machinery 2.7%
CNH Industrial NV (EUR Traded)	United Kingdom	30,305	241,115
CNH Industrial NV, special voting (EUR Traded)	United Kingdom	16,517	131,414
IMI PLC	United Kingdom	55,342	1,103,630
KUKA AG	Germany	7,819	473,586
Vossloh AG	Germany	6,344	430,476
			2,380,221
Marine 1.2%
A.P. Moeller-Maersk AS, B	Denmark	440	1,045,131

Media 3.3%
Nine Entertainment Co. Holdings Ltd.	Australia	293,770	524,709
Reed Elsevier PLC	United Kingdom	33,489	536,442
RTL Group SA	Germany	4,470	383,250
Seven West Media Ltd.	Australia	400,878	565,092
Sinomedia Holding Ltd.	China	1,425,346	868,279
			2,877,772
Metals & Mining 3.5%
Anglo American PLC	United Kingdom	29,531	662,640
[a]ThyssenKrupp AG	Germany	47,379	1,243,071
Voestalpine AG	Austria	30,512	1,206,102
			3,111,813
Multiline Retail 2.5%
Hyundai Department Store Co. Ltd.	South Korea	11,614	1,766,953
Marks & Spencer Group PLC	United Kingdom	61,707	404,784
			2,171,737
Oil, Gas & Consumable Fuels 4.8%
BG Group PLC	United Kingdom	31,554	583,207
BP PLC	United Kingdom	81,248	597,318
[a]Cairn Energy PLC	United Kingdom	239,862	686,388
China Shenhua Energy Co. Ltd., H	China	362,828	1,011,665

Franklin Mutual International Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Royal Dutch Shell PLC, A	United Kingdom	23,039	882,335
Talisman Energy Inc.	Canada	48,790	422,271
			4,183,184
Pharmaceuticals 3.0%
AstraZeneca PLC	United Kingdom	3,057	220,135
Novartis AG	Switzerland	9,469	894,181
Shire PLC	Ireland	6,200	536,780
Teva Pharmaceutical Industries Ltd., ADR	Israel	17,640	948,150
			2,599,246
Real Estate Management & Development 1.1%
Takara Leben Co. Ltd.	Japan	257,700	958,840
Road & Rail 1.9%
[a]CAR Inc.	China	645,953	989,979
[a]FirstGroup PLC	United Kingdom	361,524	703,367
			1,693,346
Semiconductors & Semiconductor Equipment 1.6%
[a]SK Hynix Semiconductor Inc.	South Korea	31,026	1,374,914
Specialty Retail 4.8%
Baoxin Auto Group Ltd.	China	1,746,889	1,309,382
China ZhengTong Auto Services Holdings Ltd.	China	2,187,887	1,282,078
[a]Dufry AG	Switzerland	5,954	908,084
Kingfisher PLC	United Kingdom	132,792	697,343
			4,196,887
Technology Hardware, Storage & Peripherals 1.0%
Samsung Electronics Co. Ltd.	South Korea	763	856,336
Trading Companies & Distributors 0.9%
[a]Kloeckner & Co. SE	Germany	60,760	836,015
Wireless Telecommunication Services 2.1%
Tele2 AB, B	Sweden	58,472	706,078
Vodafone Group PLC	United Kingdom	334,960	1,110,036
			1,816,114
Total Common Stocks (Cost $72,716,457)			76,541,656
Preferred Stocks (Cost $1,441,677) 1.4%
Automobiles 1.4%
Volkswagen AG, pfd.	Germany	5,865	1,217,696

Total Investments before Short Term Investments (Cost $74,158,134)			77,759,352
Short Term Investments 2.3%
		Principal Amount
U.S. Government and Agency Securities 2.3%
[c]U.S. Treasury Bills,
[d]12/26/14	United States	1,000,000	999,976
10/02/14 - 1/02/15	United States	1,000,000	999,981
Total U.S. Government and Agency Securities (Cost $1,999,853)			1,999,957
Total Investments (Cost $76,157,987) 91.2%			79,759,309
Securities Sold Short (0.4)%			(320,857)
Other Assets, less Liabilities 9.2%			8,052,684
Net Assets 100.0%			$87,491,136
		Shares
Securities Sold Short (Proceeds $309,536) (0.4)%
Common Stocks (0.4)%
Pharmaceuticals (0.4)%
AbbVie Inc.	United States	5,555	$(320,857)

Franklin Mutual International Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the value of this security was $624,899, representing less than 0.71% of net assets.
c The security is traded on a discount basis with no stated coupon rate.
d Security or a portion of the security has been pledged as collateral for securities sold short and open futures contracts. At September 30, 2014, the value of this security and/or cash pledged as collateral was $1,033,976, representing 1.18% of net assets.

At September 30, 2014, the fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
				Number of	Notional	Expiration	Unrealized	Unrealized
Description			Type Contracts		Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD			Short	1	$130,988	12/15/14	$2,909	$-
EUR/USD			Short	40	6,317,500	12/15/14	158,737	-
GBP/USD			Short	39	3,946,556	12/15/14	4,980	-
Net unrealized appreciation (depreciation)							$166,626

At September 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forw ard Exchange Contracts
					Contract	Settlement	Unrealized Unrealized
Currency	Counterparty[a] Type			Quantity	Amount	Date Appreciation Depreciation
Australian Dollar	HSBC	Buy		203,814	$186,549	10/20/14	$92	$(8,461)
Australian Dollar	HSBC	Sell		1,448,500	1,343,419	10/20/14	77,097	-
Japanese Yen	BONY	Buy		2,700,000	26,359	10/22/14	-	(1,732)
Japanese Yen	DBFX	Buy		2,447,530	23,833	10/22/14	-	(1,509)
Japanese Yen	DBFX	Sell		7,723,698	75,841	10/22/14	5,394	-
Japanese Yen	FBCO	Buy	45,203,404		444,061	10/22/14	-	(31,761)
Japanese Yen	FBCO	Sell		3,602,210	35,299	10/22/14	2,443	-
Japanese Yen	HSBC	Buy	22,392,000		220,135	10/22/14	-	(15,897)
Japanese Yen	HSBC	Sell	22,219,299		210,029	10/22/14	7,367	-
Japanese Yen	SCBT	Sell		9,800,000	89,934	10/22/14	548	-
Japanese Yen	SSBT	Buy		4,620,000	44,960	10/22/14	-	(2,821)
Japanese Yen	SSBT	Sell	135,211,082		1,334,930	10/22/14	101,670	-
Sw edish Krona	BANT	Buy		780,584	110,239	11/12/14	7	(2,106)
Sw edish Krona	BANT	Sell		233,661	34,180	11/12/14	1,809	-
Sw edish Krona	BBU	Sell		4,511,611	692,294	11/12/14	67,264	-
Sw edish Krona	DBFX	Buy		291,943	41,965	11/12/14	68	(1,588)
Sw edish Krona	DBFX	Sell		1,715,514	241,376	11/12/14	3,712	-
Sw edish Krona	FBCO	Sell		49,156	7,132	11/12/14	322	-
Sw edish Krona	SSBT	Buy		260,230	36,345	11/12/14	103	(397)
Euro	BANT	Buy		348,897	463,345	11/17/14	3	(22,579)
Euro	BANT	Sell		408,118	558,726	11/17/14	43,143	-
Euro	BBU	Buy		99,913	133,787	11/17/14	-	(7,565)
Euro	BBU	Sell		507,241	695,134	11/17/14	54,326	-
Euro	DBFX	Buy		96,956	128,541	11/17/14	-	(6,055)
Euro	DBFX	Sell		21,356	28,956	11/17/14	1,977	-
Euro	FBCO	Buy		123,692	162,483	11/17/14	-	(6,221)

Franklin Mutual International Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Euro	HSBC	Buy	159,115	209,579	11/17/14	-	(8,566)
Euro	HSBC	Sell	777,802	1,058,969	11/17/14	76,355	-
Euro	SCBT	Buy	28,125	37,640	11/17/14	-	(2,109)
Euro	SCBT	Sell	60,000	82,135	11/17/14	6,336	-
Euro	SSBT	Buy	214,806	282,381	11/17/14	-	(11,012)
Euro	SSBT	Sell	136,557	185,746	11/17/14	13,231	-
Norw egian Krone	BANT	Buy	13,525	2,193	11/21/14	-	(93)
Norw egian Krone	BANT	Sell	4,862,701	814,215	11/21/14	58,873	-
Norw egian Krone	BONY	Buy	226,980	35,867	11/21/14	6	(615)
Norw egian Krone	BONY	Sell	293,523	46,874	11/21/14	1,280	-
Norw egian Krone	DBFX	Buy	139,150	22,590	11/21/14	-	(975)
Norw egian Krone	DBFX	Sell	4,020,418	627,301	11/21/14	2,795	-
Norw egian Krone	SSBT	Buy	178,528	28,502	11/21/14	-	(771)
Euro	BANT	Sell	7,388,925	10,004,790	1/20/15	665,430	-
Euro	DBFX	Sell	129,645	170,858	1/20/15	6,991	-
Euro	FBCO	Sell	3,243,220	4,206,772	1/20/15	107,448	-
Euro	HSBC	Sell	187,944	248,057	1/20/15	10,501	-
Euro	SCBT	Sell	19,613	26,240	1/20/15	1,450	-
Euro	SSBT	Sell	350,332	455,687	1/20/15	12,879	-
South Korean Won	BANT	Sell	1,515,395,532	1,464,797	2/12/15	36,297	-
South Korean Won	BONY	Sell	160,779,040	155,789	2/12/15	4,229	-
South Korean Won	FBCO	Sell	2,479,340,116	2,393,480	2/12/15	56,310	-
South Korean Won	HSBC	Buy	1,765,484,550	1,688,005	2/12/15	-	(23,756)
South Korean Won	HSBC	Sell	4,567,323,412	4,384,268	2/12/15	78,843	-
Sw iss Franc	BANT	Buy	61,141	66,757	2/12/15	-	(2,611)
Sw iss Franc	BANT	Sell	2,072,571	2,295,873	2/12/15	121,451	-
Sw iss Franc	DBFX	Buy	23,732	25,467	2/12/15	-	(569)
Sw iss Franc	FBCO	Buy	14,114	15,081	2/12/15	-	(273)
Sw iss Franc	FBCO	Sell	20,618	22,869	2/12/15	1,238	-
Danish Krone	BANT	Buy	74,513	13,003	2/17/15	-	(347)
Danish Krone	BANT	Sell	139,266	24,576	2/17/15	921	-
Danish Krone	DBFX	Buy	138,680	23,537	2/17/15	18	-
Danish Krone	DBFX	Sell	809,200	141,074	2/17/15	3,626	-
Danish Krone	SSBT	Sell	6,268,641	1,124,581	2/17/15	59,813	-
British Pound	BANT	Buy	23,535	38,536	2/19/15	-	(433)
British Pound	BANT	Sell	2,642,953	4,402,914	2/19/15	123,990	-
British Pound	BBU	Buy	12,411	20,085	2/19/15	8	-
British Pound	DBFX	Buy	13,174	21,327	2/19/15	1	-
British Pound	FBCO	Buy	8,215	13,297	2/19/15	3	-
British Pound	FBCO	Sell	2,579,665	4,299,012	2/19/15	122,551	-
British Pound	HSBC	Buy	6,089	9,889	2/19/15	-	(32)
British Pound	SSBT	Buy	40,975	66,384	2/19/15	-	(45)
British Pound	SSBT	Sell	2,586,031	4,309,879	2/19/15	123,112	-
Philippine Peso	BONY	Buy	1,512,770	33,543	3/23/15	-	(61)
Philippine Peso	BONY	Sell	38,955,628	870,897	3/23/15	8,716	-
Unrealized appreciation (depreciation)						2,072,047	(160,960)
Net unrealized appreciation (depreciation)						$1,911,087

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual International Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BANT	- Bank of America N.A.
BBU	- Barclays Bank PLC
BONY - Bank of New York Mellon
DBFX	- Deutsche Bank AG
FBCO	- Credit Suisse Group AG
HSBC	- HSBC Bank USA, N.A.
SCBT	- Standard Chartered Bank
SSBT	- State Street Bank and Trust Co., N.A.

Currency

CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound
USD	- United States Dollar

Selected Portfolio

ADR	- American Depositary Receipt
IDR	- International Depositary Receipt

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2014 (unaudited)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 61.7%
Aerospace & Defense 0.5%
[a]B/E Aerospace Inc.	United States	392,990	$32,987,581
Auto Components 0.3%
[a,b]International Automotive Components Group Brazil LLC	Brazil	2,363,058	368,684
[a,b,c]International Automotive Components Group North America LLC	United States	18,661,349	15,087,701
			15,456,385
Automobiles 2.3%
General Motors Co.	United States	2,253,518	71,977,365
[a]General Motors Co., wts., 7/10/16	United States	1,895,215	42,414,912
[a]General Motors Co., wts., 7/10/19	United States	1,894,460	27,374,947
			141,767,224
Banks 5.1%
Barclays PLC	United Kingdom	11,430,800	42,152,753
BB&T Corp.	United States	434,627	16,172,471
BNP Paribas SA	France	530,700	35,200,010
CIT Group Inc.	United States	2,645,447	121,584,744
Citizens Financial Group Inc.	United States	715,458	16,756,026
Guaranty Bancorp	United States	347,127	4,689,686
SunTrust Banks Inc.	United States	1,333,217	50,702,242
Wells Fargo & Co.	United States	436,834	22,658,580
			309,916,512
Capital Markets 0.6%
Credit Suisse Group AG	Switzerland	1,420,340	39,382,391
Chemicals 0.5%
Arkema	France	423,623	28,418,855
[a,d,e]Dow Corning Corp., Contingent Distribution	United States	12,089,194	—
			28,418,855
Communications Equipment 0.4%
[a,c,e]Sorenson Communications Inc., Membership Interests	United States	222,771	22,277,100
Consumer Finance 1.7%
[a]Ally Financial Inc.	United States	4,367,560	101,065,338
Diversified Consumer Services 0.2%
[a]Cengage Learning Holdings II LP	United States	310,021	9,688,156
Diversified Financial Services 0.4%
Capmark Financial Group Inc.	United States	4,885,536	24,574,246
Diversified Telecommunication Services 3.0%
[a,d,e]Global Crossing Holdings Ltd., Contingent Distribution	United States	49,411,586	—
Koninklijke KPN NV	Netherlands	36,143,160	115,801,869
TDC AS	Denmark	9,107,906	69,166,928
			184,968,797
Electric Utilities 0.2%
Entergy Corp.	United States	152,579	11,798,934
Energy Equipment & Services 3.5%
Fugro NV, IDR	Netherlands	750,111	22,702,409
Rowan Cos. PLC	United States	2,499,840	63,270,951
Transocean Ltd.	United States	3,938,158	125,902,911
			211,876,271
Health Care Equipment & Supplies 1.4%
Covidien PLC	United States	256,770	22,213,173

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Medtronic Inc.	United States	990,476	61,359,988
			83,573,161
Hotels, Restaurants & Leisure 1.4%
[a]Caesars Acquisition Co., A	United States	1,620,910	15,350,018
[a]Caesars Entertainment Corp.	United States	2,255,010	28,368,026
[a]Pinnacle Entertainment Inc.	United States	1,630,260	40,903,223
			84,621,267
Independent Power & Renewable Electricity Producers 1.7%
NRG Energy Inc.	United States	3,345,954	101,984,678

Insurance 7.2%
Ageas	Belgium	3,724,110	123,623,052
The Allstate Corp.	United States	846,692	51,961,488
American International Group Inc.	United States	565,456	30,545,933
[a,b]Olympus Re Holdings Ltd.	United States	97,300	—
[a]RSA Insurance Group PLC	United Kingdom	15,458,075	121,426,247
White Mountains Insurance Group Ltd.	United States	171,770	108,227,124
			435,783,844
Media 7.5%
[f,g]CBS Corp., B	United States	1,731,650	92,643,275
Comcast Corp., Special A	United States	763,114	40,826,599
[a]DIRECTV	United States	208,960	18,079,219
[a,b]Lee Enterprises Inc., wts., 12/31/22	United States	1,110,000	1,665,000
[h]New Media Investment Group Inc.	United States	2,504,758	41,654,126
RTL Group SA	Germany	916,292	78,561,304
Time Warner Cable Inc.	United States	127,770	18,333,717
Time Warner Inc.	United States	125,650	9,450,136
[a]Tribune Media Co., A	United States	1,152,442	75,830,684
[a]Tribune Media Co., B	United States	706,604	46,494,543
[a]Tribune Publishing Co.	United States	464,761	9,378,877
Twenty-First Century Fox Inc., B	United States	679,900	22,647,469
			455,564,949
Metals & Mining 0.7%
Freeport-McMoRan Inc., B	United States	938,287	30,635,071
[a]ThyssenKrupp AG	Germany	472,089	12,386,080
			43,021,151
Oil, Gas & Consumable Fuels 5.1%
Apache Corp.	United States	771,310	72,402,870
BP PLC	United Kingdom	5,950,967	43,750,229
China Shenhua Energy Co. Ltd., H	China	8,513,995	23,739,382
Royal Dutch Shell PLC, A	United Kingdom	3,163,621	121,158,598
Talisman Energy Inc.	Canada	5,299,120	45,837,388
			306,888,467
Personal Products 0.5%
Avon Products Inc.	United States	2,375,997	29,937,562

Pharmaceuticals 1.4%
AstraZeneca PLC, ADR	United Kingdom	190,965	13,642,540
[a]Hospira Inc.	United States	245,274	12,761,606
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,092,171	58,704,191
			85,108,337
Real Estate Investment Trusts (REITs) 2.4%
Spirit Realty Capital Inc.	United States	13,241,902	145,263,665

Real Estate Management & Development 1.0%
[e]Canary Wharf Group PLC	United Kingdom	8,298,072	61,260,049

Semiconductors & Semiconductor Equipment 0.4%
Altera Corp.	United States	627,330	22,445,867

Software 1.6%
Microsoft Corp.	United States	414,651	19,223,221

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Symantec Corp.	United States	3,352,326	78,813,184
			98,036,405
Technology Hardware, Storage & Peripherals 2.8%
[a,h]Eastman Kodak Co.	United States	3,207,889	70,477,321
[a,h]Eastman Kodak Co., wts., 9/03/18	United States	43,321	325,774
[a,h]Eastman Kodak Co., wts., 9/03/18	United States	43,321	281,586
Samsung Electronics Co. Ltd.	South Korea	88,147	98,929,853
			170,014,534
Tobacco 5.3%
Altria Group Inc.	United States	1,483,220	68,139,127
British American Tobacco PLC	United Kingdom	987,518	55,749,011
Imperial Tobacco Group PLC	United Kingdom	2,408,078	104,008,337
Lorillard Inc.	United States	1,195,054	71,595,685
Philip Morris International Inc.	United States	298,690	24,910,746
			324,402,906
Wireless Telecommunication Services 2.6%
Vodafone Group PLC	United Kingdom	48,150,150	159,566,572

Total Common Stocks and Other Equity Interests (Cost $3,337,987,609)			3,741,651,204
Preferred Stocks 3.5%
Automobiles 1.7%
Hyundai Motor Co., 2nd pfd.	South Korea	523,429	59,539,770
Volkswagen AG, pfd.	Germany	221,900	46,071,048
			105,610,818
Technology Hardware, Storage & Peripherals 1.8%
Samsung Electronics Co. Ltd., pfd.	South Korea	125,200	106,573,392

Total Preferred Stocks (Cost $244,913,412)			212,184,210
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 21.6%
Avaya Inc.,
[i] senior note, 144A, 10.50%, 3/01/21	United States	65,951,000	58,036,880
[i] senior secured note, 144A, 7.00%, 4/01/19	United States	14,003,000	13,696,684
[j] Tranche B-3 Term Loan, 4.654%, 10/26/17	United States	21,091,557	20,129,255
[j] Tranche B-6 Term Loan, 6.50%, 3/31/18	United States	5,144,140	5,107,972
Caesars Entertainment Operating Co. Inc.,
senior secured note, 11.25%, 6/01/17	United States	70,000,000	54,337,500
[j] Senior Tranche, First Lien, B5B, 5.949%, 3/01/17	United States	7,170,869	6,544,537
[j] Senior Tranche, First Lien, B6B, 6.949%, 3/01/17	United States	34,184,041	31,220,421
[j,k] Senior Tranche, First Lien, B7, 9.75%, 3/01/17	United States	13,593,950	12,913,192
[j]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	1,934,280	1,937,182
[h,j]Eastman Kodak Co.,
First Lien Term Loan, 7.25%, 9/03/19	United States	14,660,425	14,768,091
Second Lien Term Loan, 10.75%, 9/03/20	United States	50,486,000	50,958,902
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	6,340,000	7,608,000
senior note, 11.75%, 8/15/21	United States	17,656,000	20,525,100
[i] senior secured bond, 144A, 8.25%, 1/15/21	United States	4,588,000	4,886,220
[i,l]First Data Holdings Inc., 144A, PIK, 14.50%, 9/24/19	United States	2,668,714	2,812,157
GenOn Americas Generation LLC, senior bond, 9.125%, 5/01/31	United States	121,480,000	111,761,600
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	37,367,000	37,787,379
[j] Tranche B Term Loan, 3.807%, 1/29/16	United States	327,700	325,301
[j] Tranche C Term Loan, 3.807%, 1/29/16	United States	47,087	46,499
[j] Tranche D Term Loan, 6.907%, 1/30/19	United States	45,389,937	43,418,334
[j] Tranche E Term Loan, 7.657%, 7/30/19	United States	14,586,689	14,294,955
[j]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	29,495,931	29,495,931
Lee Enterprises Inc.,
[j] Second Lien Term Loan, 12.00%, 12/31/22	United States	27,750,000	29,970,000
[i] senior secured note, first lien, 144A, 9.50%, 3/15/22	United States	74,255,000	75,554,463
[j]Moxie Liberty LLC, Construction B-1 Term Loan, 7.50%, 8/21/20	United States	42,552,000	43,615,800
[j]Moxie Patriot LLC, Construction B-1 Term Loan, 6.75%, 12/18/20	United States	24,748,000	25,366,700

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)
[j]New Media Holdings II LLC, first lien, 7.25%, 6/04/20	United States	114,712,500		112,512,314
NGPL PipeCo LLC,
[i] secured note, 144A, 7.119%, 12/15/17	United States	11,037,000		11,092,185
[i,m] senior secured note, 144A, 9.625%, 6/01/19	United States	16,383,000		17,447,895
[j] Term Loan B, 6.75%, 9/15/17	United States	933,664		932,107
[c]Sorenson Communications Inc.,
[j] Exit First Lien Term Loan, 8.00%, 4/30/20	United States	145,364,322		148,089,903
[i,l] secured note, second lien, 144A, PIK, 9.00%, 10/31/20	United States	96,021,938		90,700,210
[c,i,l]Sorenson Holdings LLC/Finance Corp., senior note, 144A, PIK, 13.00%, 10/31/21	United States	72,976,673		69,753,512
Spirit Realty Capital Inc., cvt., senior note,
2.875%, 5/15/19	United States	45,000,000		43,509,600
3.75%, 5/15/21	United States	35,000,000		34,037,675
[i]Sunshine Oilsands Ltd., secured note, 144A, 10.00%, 8/01/17	Canada	18,000,000		16,830,000
Toys R Us-Delaware Inc., 9/01/16,
[i] first lien, 144A, 7.375%	United States	32,403,000		32,403,000
[j,k] Term Loan B1, 6.00%	United States	12,340,513		12,173,151
Walter Energy Inc.,
[i] first lien, 144A, 9.50%, 10/15/19	United States	3,971,000		3,593,755
[i,l] second lien, 144A, PIK, 11.50%, 4/01/20	United States	1,154,000		530,840
[j,k] Term Loan B, 7.25%, 4/01/18	United States	1,660,000		1,471,175
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $1,300,257,417)				1,312,196,377
Corporate Bonds, Notes and Senior Floating Rate Interests in
Reorganization 4.4%
[b,n]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	9,272		—
[n]Nortel Networks Corp., cvt., senior note,
1.75%, 4/15/12	Canada	76,472,000		75,516,100
2.125%, 4/15/14	Canada	12,797,000		12,621,041
[n]Nortel Networks Ltd., senior note,
10.125%, 7/15/13	Canada	34,400,000		38,786,000
10.75%, 7/15/16	Canada	20,475,000		23,392,687
[n]Northern Telecom Ltd., 6.875%, 9/01/23	Canada	20,544,000		8,833,920
[j,n]Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.65%, 10/10/17	United States	101,650,473		75,644,928
[i,n]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	39,724,000		33,467,470
Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $274,523,652)				268,262,146
		Shares
Companies in Liquidation 2.7%
[a]Adelphia Recovery Trust	United States	38,254,708		84,160
[a,d]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	4,899,492		60,264
[a,d,e]Century Communications Corp., Contingent Distribution	United States	13,497,000		—
EME Reorganization Trust	United States	364,733,491		50,187,328
[a,b]FIM Coinvestor Holdings I, LLC	United States	16,133,491		—
[a,h,i]KGen Power Corp., 144A	United States	5,377,461		1,431,373
[a,o]Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	454,066,643		114,084,244
[a,d,e]Tribune Media Litigation Trust, Contingent Distribution	United States	1,496,073		—
Total Companies in Liquidation (Cost $126,944,605)				165,847,369
		Principal Amount*
Asset-Backed Securities 0.5%
Diversified Financial Services 0.5%
Master Asset Vehicle, 2009-2,
[j] A2, FRN, 0.765%, 1/22/17	Canada	8,500,000	CAD	6,870,757
B, zero cpn., 7/15/56	Canada	29,000,000	CAD	23,959,450
Total Asset-Backed Securities (Cost $27,036,548)				30,830,207
Municipal Bonds (Cost $16,960,162) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	18,174,000		16,038,555

		Number of Contracts
Options Purchased 0.0%†
Calls - Exchange-Traded
Automobiles 0.0%†
General Motors Co., January Strike Price $40, Expires 1/17/15	United States	20,000		240,000

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)
Hotels, Restaurants & Leisure 0.0%
Caesars Entertainment Corp., January Strike Price $22.50, Expires 1/17/15	United States	1,000	—
Media 0.0%†
CBS Corp., B, December Strike Price $65, Expires 12/20/14	United States	3,000	90,000
Time Warner Cable Inc., January Strike Price $150, Expires 1/17/15	United States	3,000	1,350,000
			1,440,000
Tobacco 0.0%†
Lorillard Inc., January Strike Price $65, Expires 1/17/15	United States	5,500	143,000
Total Options Purchased (Cost $7,472,407)			1,823,000
Total Investments before Short Term Investments (Cost $5,336,095,812)			5,748,833,068
		Principal Amount*
Short Term Investments 4.2%
U.S. Government and Agency Securities (Cost $246,470,601) 4.1%
[f,p]U.S. Treasury Bills, 10/02/14 - 3/19/15	United States	246,500,000	246,488,011
Total Investments before Money Market Funds and Repurchase Agreements (Cost $5,582,566,413)			5,995,321,079
[q]Repurchase Agreements (Cost $4,500,000) 0.1%
Credit Suisse Securities (USA) LLC, 0.00%, 10/01/14 (Maturity Value $4,500,000)	United States	4,500,000	4,500,000
Collateralized by U.S. Treasury Bonds, 4.375%, 5/15/41 (valued at $4,595,975)
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$3,245,640) 0.0%†
Money Market Funds 0.0%†
[r]BNY Mellon Overnight Government Fund, 0.026%	United States	3,245,640	3,245,640
Total Investments (Cost $5,590,312,053) 98.9%			6,003,066,719
Options Written (0.1)%			(7,696,215)
Securities Sold Short (0.6)%			(35,052,348)
Other Assets, less Liabilities 1.8%			107,582,935
Net Assets 100.0%			$6,067,901,091
		Number of Contracts
Options Written (0.1)%
Calls - Exchange-Traded
Media (0.0)%†
CBS Corp., B, December Strike Price $72.50, Expires 12/20/14	United States	3,000	$(15,000)
Puts - Exchange-Traded
Aerospace & Defense (0.1)%
B/E Aerospace Inc., October Strike Price $90, Expires 10/18/14	United States	3,500	(2,198,000)
Automobiles (0.0)%†
General Motors Co., January Strike Price $32, Expires 1/17/15	United States	3,000	(549,000)
General Motors Co., January Strike Price $35, Expires 1/17/15	United States	3,000	(1,140,000)
			(1,689,000)
Hotels, Restaurants & Leisure (0.0)%†
Caesars Entertainment Corp., January Strike Price $12.50, Expires 1/17/15	United States	1,800	(324,000)
Media (0.0)%†
CBS Corp., B, December Strike Price $55, Expires 12/20/14	United States	3,000	(1,140,000)
Tobacco (0.0)%†
Lorillard Inc., January Strike Price $55, Expires 1/17/15	United States	5,500	(390,500)

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

			(5,741,500)
	Counterparty
Puts - Over-the-Counter
Banks(0.0)%†
Barclays PLC, December Strike Price 2.40 GBP, Expires 12/19/14	MSCS	6,467	(1,939,715)

Total Options Written (Premiums Received $6,572,760)			$(7,696,215)
	Country	Shares
Securities Sold Short (0.6)%
Common Stocks (Proceeds $5,539,447) (0.1)%
Diversified Telecommunication Services (0.1)%
AT&T Inc.	United States	150,000	$(5,286,000)
		Principal Amount*
Corporate Notes (Proceeds $28,415,494) (0.5)%
Construction Materials (0.5)%
NRG Energy Inc., senior note, 7.875%, 5/15/21	United States	20,000,000	(21,600,000)
Vulcan Materials Co., senior note,
6.50%, 12/01/16	United States	3,565,000	(3,870,253)
7.00%, 6/15/18	United States	3,853,000	(4,296,095)
			(29,766,348)
Total Securities Sold Short (Proceeds $33,954,941)			$(35,052,348)

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 5 regarding restricted securities.
c At September 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
d Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2014, the aggregate value of these securities was $83,537,149, representing 1.38% of net assets.
f Security or a portion of the security has been pledged as collateral for securities sold short, open futures, and written options contracts. At September 30, 2014, the aggregate value of these securities and/or cash pledged as collateral was $73,777,371, representing 1.22% of net assets.
g A portion or all of the security is held in connection with written option contracts open at year end.
h See Note 6 regarding holdings of 5% voting securities.
i Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $432,236,644, representing 7.12% of net assets.
j The coupon rate shown represents the rate at period end.
k A portion or all of the security purchased on a delayed delivery basis.
l Income may be received in additional securities and/or cash.
m A portion or all of the security is on loan at September 30, 2014.
n Defaulted security or security for which income has been deemed uncollectible.
o Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
p The security is traded on a discount basis with no stated coupon rate.
q At September 30, 2014, all repurchase agreements had been entered into on that date.
r The rate shown is the annualized seven-day yield at period end.

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

At September 30, 2014, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
			Number of		Notional	Expiration	Unrealized	Unrealized
Description			Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD			Short	16	$2,095,800	12/15/14	$54,943	$-
EUR/USD			Short	876	138,353,250	12/15/14	3,421,676	-
GBP/USD			Short	1,118	279,901,913	12/15/14	-	(90,276)
Unrealized appreciation (depreciation)							3,476,619	(90,276)
Net unrealized appreciation (depreciation)							$3,386,343
At September 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity		Amount	Date	Appreciation	Depreciation
Euro	BANT	Buy	2,358,001		$2,998,818	10/16/14	$-	$(20,573)
Euro	BANT	Sell	37,530,495		51,878,403	10/16/14	4,475,967	-
Euro	BBU	Sell	38,697,123		53,484,506	10/16/14	4,608,574	-
Euro	DBFX	Buy	1,923,041		2,563,512	10/16/14	647	(135,286)
Euro	FBCO	Buy	2,718,876		3,507,260	10/16/14	-	(73,216)
Euro	HSBC	Buy	1,599,984		2,135,276	10/16/14	-	(114,435)
Euro	SCBT	Buy	148,435		192,116	10/16/14	-	(4,637)
Euro	SCBT	Sell	2,500,000		3,410,175	10/16/14	252,580	-
Euro	SSBT	Buy	891,453		1,132,355	10/16/14	-	(6,417)
Euro	SSBT	Sell	2,726,472		3,650,610	10/16/14	206,972	-
British Pound	BANT	Buy	15,321,359		25,953,490	10/22/14	-	(1,117,932)
British Pound	BANT	Sell	40,292,730		67,603,142	10/22/14	2,289,586	-
British Pound	BBU	Buy	5,160,000		8,679,791	10/22/14	-	(315,554)
British Pound	BBU	Sell	5,371,799		9,112,413	10/22/14	404,855	-
British Pound	SCBT	Buy	5,612,413		9,465,727	10/22/14	-	(368,139)
British Pound	SCBT	Sell	2,458,131		4,189,196	10/22/14	204,624	-
British Pound	SSBT	Sell	57,114,730		95,981,727	10/22/14	3,400,108	-
South Korean Won	BBU	Sell	5,494,768,937		5,307,673	11/12/14	109,648	-
South Korean Won	DBFX	Sell	2,747,384,469		2,653,837	11/12/14	54,824	-
Euro	BANT	Sell	19,411,945		26,494,556	11/17/14	1,971,049	-
Euro	BBU	Sell	21,637,561		29,633,556	11/17/14	2,298,381	-
Euro	BONY	Sell	303,968		414,318	11/17/14	30,309	-
Euro	DBFX	Sell	3,129,640		4,268,082	11/17/14	314,343	-
Euro	HSBC	Sell	11,161,098		15,205,063	11/17/14	1,105,020	-
Euro	SCBT	Sell	1,640,000		2,235,578	11/17/14	163,732	-
Euro	SSBT	Sell	3,849,202		5,235,654	11/17/14	372,879	-
British Pound	BANT	Sell	38,682,993		65,026,111	11/21/14	2,338,368	-
British Pound	SSBT	Sell	34,290,298		57,641,991	11/21/14	2,072,831	-
Euro	BANT	Sell	49,052,772		65,693,608	1/20/15	3,692,505	-
Euro	BONY	Sell	796,443		1,067,943	1/20/15	61,264	-
Euro	FBCO	Sell	13,874,537		18,580,033	1/20/15	1,043,070	-
Euro	HSBC	Sell	280,348		375,160	1/20/15	20,809	-
Euro	SCBT	Sell	16,472,569		22,062,790	1/20/15	1,242,000	-
Euro	SSBT	Sell	2,721,340		3,641,619	1/20/15	201,934	-

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

British Pound	BANT	Buy	4,565,925	7,667,939	1/21/15	-	(273,188)
British Pound	DBFX	Sell	21,708,081	37,049,833	1/21/15	1,892,475	-
British Pound	HSBC	Buy	545,604	916,751	1/21/15	-	(33,117)
British Pound	HSBC	Sell	15,505,772	26,452,847	1/21/15	1,340,449	-
British Pound	SSBT	Buy	1,091,208	1,833,913	1/21/15	-	(66,645)
British Pound	SSBT	Sell	20,451,281	34,906,246	1/21/15	1,784,341	-
South Korean Won	BANT	Sell	68,037,294,438	65,774,227	2/12/15	1,638,320	-
South Korean Won	BONY	Sell	7,044,904,251	6,826,233	2/12/15	185,297	-
South Korean Won	FBCO	Sell	113,808,536,781	109,914,891	2/12/15	2,632,351	-
South Korean Won	HSBC	Buy	32,978,597,395	31,434,491	2/12/15	217	(347,166)
South Korean Won	HSBC	Sell	115,452,836,519	112,178,506	2/12/15	3,345,954	-
Swiss Franc	BANT	Sell	8,552,033	9,473,370	2/12/15	501,075	-
Swiss Franc	DBFX	Buy	113,192	121,520	2/12/15	-	(2,766)
Swiss Franc	DBFX	Sell	340,861	373,343	2/12/15	15,732	-
Swiss Franc	FBCO	Buy	89,112	95,216	2/12/15	-	(1,725)
Swiss Franc	FBCO	Sell	134,208	148,862	2/12/15	8,059	-
Danish Krone	BANT	Buy	9,474,470	1,648,872	2/17/15	-	(39,574)
Danish Krone	BANT	Sell	5,759,993	1,016,472	2/17/15	38,101	-
Danish Krone	BONY	Buy	5,257,142	916,392	2/17/15	-	(23,434)
Danish Krone	DBFX	Buy	11,527,114	2,001,916	2/17/15	-	(43,963)
Danish Krone	SSBT	Buy	12,733,333	2,221,691	2/17/15	-	(58,853)
Danish Krone	SSBT	Sell	435,175,561	78,069,599	2/17/15	4,152,293	-
British Pound	BANT	Sell	20,241,254	33,684,723	2/19/15	914,266	-
British Pound	FBCO	Sell	15,376,928	25,625,651	2/19/15	730,505	-
British Pound	HSBC	Sell	3,295,230	5,373,433	2/19/15	38,477	-
British Pound	SCBT	Sell	3,295,230	5,370,797	2/19/15	35,841	-
British Pound	SSBT	Sell	15,414,875	25,690,430	2/19/15	733,851	-
Euro	DBFX	Sell	22,462,900	29,640,246	2/27/15	1,238,855	-
Canadian Dollar	SCBT	Sell	30,371,771	27,594,997	3/18/15	578,025	-
Unrealized appreciation (depreciation)						54,741,363	(3,046,620)
Net unrealized appreciation (depreciation)						$51,694,743

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT - Bank of America N.A.
BBU - Barclays Bank PLC
BONY - Bank of New York Mellon
DBFX - Deutsche Bank AG
FBCO - Credit Suisse Group AG
HSBC - HSBC Bank USA, N.A.
MSCS - Morgan Stanley Capital Services, LLC
SCBT - Standard Chartered Bank
SSBT - State Street Bank and Trust Co., N.A.

Currency

CAD - Canadian Dollar

Franklin Mutual Quest Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

Selected Portfolio

ADR	-	American Depositary Receipt
FRN	-	Floating Rate Note
GO	-	General Obligation
IDR	-	International Depositary Receipt
PIK	-	Payment-In-Kind

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2014 (unaudited)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 85.3%
Aerospace & Defense 1.7%
[a]B/E Aerospace Inc.	United States	1,412,070	$118,529,156
Huntington Ingalls Industries Inc.	United States	1,508,054	157,154,307
			275,683,463
Auto Components 0.3%
[a,b,c] International Automotive Components Group Brazil LLC	Brazil	7,234,813	1,128,776
[a,b,c,d] International Automotive Components Group North America LLC	United States	63,079,866	51,000,071
			52,128,847
Automobiles 1.2%
General Motors Co.	United States	6,183,080	197,487,575
Banks 8.3%
CIT Group Inc.	United States	2,102,356	96,624,282
Citigroup Inc.	United States	3,362,406	174,239,879
Citizens Financial Group Inc.	United States	1,949,739	45,662,887
Columbia Banking System Inc.	United States	1,102,002	27,340,670
[a,b]Columbia Banking System Inc., wts., C, 10/23/16	United States	50,163	8,171,151
[a,b]FCB Financial Holdings Inc., A, 144A	United States	1,647,570	35,545,499
[c]Guaranty Bancorp	United States	1,146,366	15,487,405
[a]ING Groep NV, IDR	Netherlands	7,306,186	104,357,174
JPMorgan Chase & Co.	United States	3,550,940	213,908,626
KB Financial Group Inc.	South Korea	2,164,443	79,093,111
PNC Financial Services Group Inc.	United States	3,438,533	294,269,654
Societe Generale SA	France	627,835	32,048,729
State Bank Financial Corp.	United States	1,467,000	23,824,080
SunTrust Banks Inc.	United States	2,963,080	112,685,932
Wells Fargo & Co.	United States	2,093,160	108,572,209
			1,371,831,288
Beverages 1.2%
Coca-Cola Enterprises Inc.	United States	556,852	24,701,955
PepsiCo Inc.	United States	1,930,319	179,693,395
			204,395,350
Capital Markets 0.9%
Credit Suisse Group AG	Switzerland	5,043,752	139,850,328
Chemicals 0.0%
[a,e,f] Dow Corning Corp., Contingent Distribution	United States	12,630,547	—
Communications Equipment 1.2%
Cisco Systems Inc.	United States	8,126,460	204,542,998
Consumer Finance 0.5%
[a]Ally Financial Inc.	United States	3,254,500	75,309,130
Containers & Packaging 0.9%
MeadWestvaco Corp.	United States	3,395,925	139,029,170
Diversified Consumer Services 0.2%
[a]Cengage Learning Holdings II LP	United States	837,095	26,159,219
Diversified Telecommunication Services 0.6%
[a,e,f] Global Crossing Holdings Ltd., Contingent Distribution	United States	105,649,309	—
Koninklijke KPN NV	Netherlands	30,410,640	97,435,004
			97,435,004
Electric Utilities 0.4%
Entergy Corp.	United States	821,510	63,527,368
Energy Equipment & Services 1.8%
Baker Hughes Inc.	United States	2,448,004	159,267,140

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Ensco PLC, A	United States	1,076,335	44,463,399
Transocean Ltd.	United States	3,071,412	98,193,042
			301,923,581
Food & Staples Retailing 3.1%
CVS Health Corp.	United States	1,698,021	135,145,491
The Kroger Co.	United States	4,010,711	208,556,972
Tesco PLC	United Kingdom	12,469,885	37,644,844
Walgreen Co.	United States	2,283,129	135,321,056
			516,668,363
Health Care Equipment & Supplies 3.1%
Medtronic Inc.	United States	6,804,194	421,519,818
Stryker Corp.	United States	1,117,632	90,248,784
			511,768,602
Health Care Providers & Services 1.6%
Cigna Corp.	United States	2,824,433	256,147,829

Independent Power & Renewable Electricity Producers 0.8%
NRG Energy Inc.	United States	4,399,652	134,101,393

Insurance 8.8%
ACE Ltd.	United States	1,939,640	203,410,047
[a]Alleghany Corp.	United States	377,389	157,805,210
The Allstate Corp.	United States	2,228,178	136,743,284
American International Group Inc.	United States	5,079,039	274,369,687
MetLife Inc.	United States	2,895,970	155,571,509
[a,b]Olympus Re Holdings Ltd.	United States	202,380	—
[c]White Mountains Insurance Group Ltd.	United States	655,346	412,913,854
Zurich Insurance Group AG	Switzerland	352,340	105,113,321
			1,445,926,912
IT Services 1.3%
Xerox Corp.	United States	15,854,785	209,758,806

Machinery 1.4%
Caterpillar Inc.	United States	1,031,114	102,111,219
CNH Industrial NV (EUR Traded)	United Kingdom	4,351,332	34,620,374
CNH Industrial NV, special voting (EUR Traded)	United Kingdom	5,296,616	42,141,309
[c]Federal Signal Corp.	United States	3,360,800	44,496,992
			223,369,894
Marine 1.5%
A.P. Moeller-Maersk AS, B	Denmark	100,690	239,168,646

Media 8.1%
CBS Corp., B	United States	3,336,259	178,489,857
Comcast Corp., Special A	United States	846,676	45,297,166
[a]DIRECTV	United States	2,003,168	173,314,095
Reed Elsevier PLC	United Kingdom	12,648,470	202,608,807
Time Warner Cable Inc.	United States	1,769,704	253,934,827
Time Warner Inc.	United States	1,428,918	107,468,923
[a]Tribune Media Co., A	United States	766,463	50,433,265
[a]Tribune Media Co., B	United States	469,946	30,922,447
[a]Tribune Publishing Co.	United States	309,101	6,237,658
Twenty-First Century Fox Inc., B	United States	8,524,052	283,936,172
			1,332,643,217
Metals & Mining 2.3%
Anglo American PLC	United Kingdom	3,132,060	70,279,643
Freeport-McMoRan Inc., B	United States	5,933,533	193,729,852
[a]ThyssenKrupp AG	Germany	4,544,107	119,222,593
			383,232,088
Multiline Retail 0.4%
Kohl's Corp.	United States	1,184,438	72,286,251

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Oil, Gas & Consumable Fuels 7.7%
Apache Corp.	United States	2,845,910	267,145,572
BG Group PLC	United Kingdom	5,968,338	110,311,716
BP PLC	United Kingdom	15,851,497	116,536,795
CONSOL Energy Inc.	United States	2,383,474	90,238,326
Marathon Oil Corp.	United States	5,828,073	219,077,264
Murphy Oil Corp.	United States	1,576,220	89,702,680
Royal Dutch Shell PLC, A	United Kingdom	7,327,252	280,615,023
Talisman Energy Inc. (CAD Traded)	Canada	614,645	5,319,677
Talisman Energy Inc. (USD Traded)	Canada	9,212,985	79,692,320
			1,258,639,373
Paper & Forest Products 1.1%
International Paper Co.	United States	3,879,234	185,194,631

Personal Products 0.7%
Avon Products Inc.	United States	9,494,006	119,624,476

Pharmaceuticals 8.2%
AstraZeneca PLC	United Kingdom	1,021,517	73,559,479
Eli Lilly & Co.	United States	2,401,583	155,742,657
[a]Hospira Inc.	United States	2,595,187	135,027,580
Merck & Co. Inc.	United States	7,460,200	442,240,656
Shire PLC	Ireland	2,391,422	207,043,146
Teva Pharmaceutical Industries Ltd., ADR	Israel	6,224,949	334,591,009
			1,348,204,527
Real Estate Investment Trusts (REITs) 0.7%
[c]Alexander's Inc.	United States	326,675	122,147,049

Real Estate Management & Development 0.7%
[f]Canary Wharf Group PLC	United Kingdom	14,262,931	105,295,283
[a]Forestar Group Inc.	United States	886,386	15,706,760
			121,002,043
Software 4.2%
Microsoft Corp.	United States	9,836,982	456,042,485
Symantec Corp.	United States	10,127,147	238,089,226
			694,131,711
Technology Hardware, Storage & Peripherals 3.6%
Apple Inc.	United States	3,695,740	372,345,805
Hewlett-Packard Co.	United States	3,520,334	124,866,247
Samsung Electronics Co. Ltd.	South Korea	88,806	99,669,467
			596,881,519
Tobacco 5.6%
Altria Group Inc.	United States	3,982,209	182,942,681
British American Tobacco PLC	United Kingdom	4,864,275	274,606,155
Imperial Tobacco Group PLC	United Kingdom	3,810,199	164,567,950
Lorillard Inc.	United States	3,687,131	220,896,018
Philip Morris International Inc.	United States	944,754	78,792,484
			921,805,288
Wireless Telecommunication Services 1.2%
Vodafone Group PLC	United Kingdom	58,574,055	194,110,739

Total Common Stocks and Other Equity Interests (Cost $9,951,524,203)			14,036,116,678
Convertible Preferred Stocks (Cost $755,800) 0.0%†
Banks 0.0%†
Columbia Banking System Inc., cvt. pfd., B	United States	7,558	2,185,663

Preferred Stocks (Cost $117,489,716) 0.6%
Automobiles 0.6%
Volkswagen AG, pfd.	Germany	450,280	93,487,480

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 4.2%
Avaya Inc.,
[g] senior note, 144A, 10.50%, 3/01/21	United States	$44,206,000		38,901,280
[g] senior secured note, 144A, 7.00%, 4/01/19	United States	37,416,000		36,597,525
[h] Tranche B-3 Term Loan, 4.654%, 10/26/17	United States	56,670,951		54,085,339
[h] Tranche B-6 Term Loan, 6.50%, 3/31/18	United States	13,827,764		13,730,541
[h]Caesars Entertainment Operating Co. Inc., Senior Tranche, first lien, 3/01/17,
B5B, 5.949%	United States	9,541,623		8,708,219
B6B, 6.949%	United States	45,490,495		41,546,651
[i] B7, 9.75%	United States	30,794,813		29,252,670
[h]Cengage Learning Acquisitions Inc., First Lien Exit Term Loan, 7.00%, 3/31/20	United States	5,303,350		5,311,305
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	11,234,000		13,480,800
senior note, 11.75%, 8/15/21	United States	31,088,000		36,139,800
[g,j] First Data Holdings Inc., 144A, PIK, 14.50%, 9/24/19	United States	4,336,791		4,569,894
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	74,295,000		75,130,819
[h] Tranche B Term Loan, 3.807%, 1/29/16	United States	708,077		702,893
[h] Tranche C Term Loan, 3.807%, 1/29/16	United States	76,893		75,932
[h] Tranche D Term Loan, 6.907%, 1/30/19	United States	94,620,527		90,510,495
[h] Tranche E Term Loan, 7.657%, 7/30/19	United States	30,412,812		29,804,556
[h]JC Penney Corp. Inc., Term Loan, 6.00%, 5/22/18	United States	79,150,108		79,150,108
NGPL PipeCo LLC,
[g] secured note, 144A, 7.119%, 12/15/17	United States	29,468,000		29,615,340
[g,k] senior secured note, 144A, 9.625%, 6/01/19	United States	43,741,000		46,584,165
[h] Term Loan B, 6.75%, 9/15/17	United States	2,492,616		2,488,461
Toys R Us-Delaware Inc., 9/01/16,
[g] first lien, 144A, 7.375%	United States	21,995,000		21,995,000
[h,i] Term Loan B-1, 6.00%	United States	17,718,676		17,478,375
Walter Energy Inc.,
[g] first lien, 144A, 9.50%, 10/15/19	United States	10,819,000		9,791,195
[g,j] second lien, 144A, PIK, 11.50%, 4/01/20	United States	3,145,000		1,446,700
[h,i] Term Loan B, 7.25%, 4/01/18	United States	4,518,000		4,004,077
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $663,326,295)				691,102,140
Corporate Notes and Senior Floating Rate Interests in
Reorganization 1.4%
[b,l] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	19,594		—
[h,l] Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.65%, 10/10/17	United States	194,177,556		144,500,529
[g,l] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	98,672,000		83,131,160
Total Corporate Notes and Senior Floating Rate Interests in Reorganization (Cost $263,451,662)				227,631,689
		Shares
Companies in Liquidation 0.6%
[a]Adelphia Recovery Trust	United States	99,967,609		219,929
[a,e]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	12,005,115		147,663
[a,b,c,d] CB FIM Coinvestors LLC	United States	43,105,703		—
[a,e,f] Century Communications Corp., Contingent Distribution	United States	33,138,000		—
[a,b]FIM Coinvestor Holdings I, LLC	United States	53,924,666		—
[a,m] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	420,480,670		105,645,768
[a,e,f] Tribune Media Litigation Trust, Contingent Distribution	United States	995,004		—
[a,e,f,l] Tropicana Litigation Trust, Contingent Distribution	United States	76,355,000		—
		Principal Amount*
[f,l] Peregrine Investments Holdings Ltd.,
6.70%, 1/15/98	Hong Kong	95,000,000	JPY	—
6.70%, 6/30/00	Hong Kong	250,000,000	JPY	—
zero cpn., 1/22/98	Hong Kong	500,000		—
[f,l] PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00	Hong Kong	22,710,000		—
Total Companies in Liquidation (Cost $125,665,190)				106,013,360

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Municipal Bonds (Cost $45,164,988) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	48,397,000	42,710,352
Total Investments before Short Term Investments (Cost $11,167,377,854)			15,199,247,362
Short Term Investments 6.9%
U.S. Government and Agency Securities 6.8%
[n]U.S. Treasury Bills,
2/19/15	United States	300,000,000	299,976,600
[o] 10/02/14 - 4/02/15	United States	815,500,000	815,452,158
Total U.S. Government and Agency Securities (Cost $1,115,344,425)			1,115,428,758
Total Investments before Money Market Funds and Repurchase Agreements (Cost $12,282,722,279)			16,314,676,120
[p]Repurchase Agreements (Cost $4,700,000) 0.0%†
Credit Suisse Securities (USA) LLC, 0.00%, 10/01/14 (Maturity Value $4,700,000)
Collateralized by U.S. Treasury Bonds, 4.375%, 5/15/41 (valued at $4,795,800)	United States	4,700,000	4,700,000
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$8,661,330) 0.1%
Money Market Funds 0.1%
[q]BNY Mellon Overnight Government Fund, 0.026%	United States	8,661,330	8,661,330
Total Investments (Cost $12,296,083,609) 99.3%			16,328,037,450
Securities Sold Short (1.3)%			(215,532,372)
Other Assets, less Liabilities 2.0%			334,739,544
Net Assets 100.0%			$16,447,244,622
		Shares
Securities Sold Short (1.3)%
Common Stocks (1.3)%
Diversified Telecommunication Services (0.6)%
AT&T Inc.	United States	2,604,119	$(91,769,154)
Pharmaceuticals (0.7)%
AbbVie Inc.	United States	2,142,715	(123,763,218)
Total Securities Sold Short (Proceeds $210,382,067)			$(215,532,372)

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 5 regarding restricted securities.
c See Note 6 regarding holdings of 5% voting securities.
d At September 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2014, the aggregate value of these securities was
$105,295,283, representing 0.64% of net assets.
g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
September 30, 2014, the aggregate value of these securities was $272,632,259, representing 1.66% of net assets.
h The coupon rate shown represents the rate at period end.
i A portion or all of the security purchased on a delayed delivery basis.
j Income may be received in additional securities and/or cash.
k A portion or all of the security is on loan at September 30, 2014.
l Defaulted security or security for which income has been deemed uncollectible.
m Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
n The security is traded on a discount basis with no stated coupon rate.

Franklin Mutual Shares Fund
Statement of Investments, September 30, 2014 (unaudited) (continued)
o Security or a portion of the security has been pledged as collateral for securities sold short and open futures contracts. At September 30, 2014, the value of this security and/or cash pledged as collateral was $229,601,536, representing 1.40% of net assets.
p At September 30, 2014, all repurchase agreements had been entered into on that date.
q The rate shown is the annualized seven-day yield at period end.

At September 30, 2014, the fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
CHF/USD	Short	65	$8,514,187	12/15/14	$223,206	$-
EUR/USD	Short	1,284	202,791,750	12/15/14	5,015,456	-
GBP/USD	Short	2,766	279,901,913	12/15/14	-	(225,999)

Unrealized appreciation (depreciation)						5,238,662	(225,999)
Net unrealized appreciation (depreciation)						$5,012,663

At September 30, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forw ard Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date Appreciation Depreciation
Euro	BANT	Buy	34,692,041	$46,786,769	10/16/14	$-	$(2,969,407)
Euro	BANT	Sell	48,078,003	66,458,224	10/16/14	5,733,885	-
Euro	BBU	Buy	18,820,468	25,593,699	10/16/14	-	(1,822,735)
Euro	BBU	Sell	48,077,952	66,449,739	10/16/14	5,725,466	-
Euro	BONY	Buy	2,462,413	3,331,022	10/16/14	-	(220,901)
Euro	FBCO	Buy	2,342,629	3,081,465	10/16/14	-	(122,636)
Euro	DBFX	Buy	6,123,819	8,266,531	10/16/14	-	(531,916)
Euro	HSBC	Buy	20,028,706	27,150,550	10/16/14	-	(1,853,537)
Euro	SCBT	Buy	3,640,379	4,943,619	10/16/14	-	(345,683)
Euro	SCBT	Sell	46,400,000	63,292,848	10/16/14	4,687,891	-
Euro	SSBT	Buy	11,481,929	15,482,467	10/16/14	-	(980,356)
British Pound	BANT	Buy	171,768	293,870	10/22/14	-	(15,437)
British Pound	BANT	Sell	75,690,261	126,993,120	10/22/14	4,301,007	-
British Pound	HSBC	Buy	1,277,358	2,175,123	10/22/14	-	(104,557)
British Pound	SCBT	Buy	3,902,718	6,676,653	10/22/14	-	(350,440)
British Pound	SSBT	Buy	995,398	1,698,220	10/22/14	-	(84,703)
British Pound	SSBT	Sell	88,505,451	148,448,670	10/22/14	4,983,441	-
South Korean Won	BBU	Sell	3,651,730,815	3,527,390	11/12/14	72,870	-
South Korean Won	DBFX	Sell	1,825,865,408	1,763,695	11/12/14	36,435	-
Euro	BANT	Sell	76,663,040	105,026,547	11/17/14	8,176,558	-
Euro	BBU	Sell	87,371,727	119,821,734	11/17/14	9,443,242	-
Euro	DBFX	Sell	5,170,600	7,061,230	11/17/14	529,105	-
Euro	HSBC	Sell	20,083,066	27,437,637	11/17/14	2,066,289	-
Euro	SCBT	Sell	1,300,000	1,770,821	11/17/14	128,504	-
Euro	SSBT	Sell	1,340,799	1,828,090	11/17/14	134,232	-

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

British Pound	BANT	Sell	83,464,782	140,142,327	11/21/14	4,909,185	(25,751)
British Pound	BBU	Buy	4,298,869	6,988,486	11/21/14	-	(21,952)
British Pound	BBU	Sell	4,524,750	7,380,138	11/21/14	47,553	-
British Pound	DBFX	Sell	1,581,127	2,615,073	11/21/14	52,777	-
British Pound	SCBT	Buy	3,954,206	6,411,073	11/21/14	-	(3,082)
British Pound	SSBT	Sell	71,989,285	121,013,989	11/21/14	4,351,716	-
Euro	BANT	Sell	268,491	354,709	1/20/15	15,345	-
Euro	FBCO	Sell	220,075	291,560	1/20/15	13,392	-
Euro	DBFX	Sell	1,214,178	1,604,336	1/20/15	69,655	-
Euro	HSBC	Sell	1,079,932	1,427,238	1/20/15	62,239	-
Euro	SCBT	Sell	273,819	361,887	1/20/15	15,789	-
Euro	SSBT	Sell	1,079,932	1,427,111	1/20/15	62,112	-
British Pound	BANT	Buy	19,884,973	33,016,504	1/21/15	-	(811,764)
British Pound	BBU	Buy	5,622,787	9,342,325	1/21/15	453	(236,385)
British Pound	FBCO	Buy	13,086,161	21,363,824	1/21/15	327	(170,438)
British Pound	FBCO	Sell	1,553,437	2,518,270	1/21/15	2,399	-
British Pound	DBFX	Sell	79,710,205	135,945,971	1/21/15	6,851,179	-
British Pound	HSBC	Buy	2,037,713	3,423,867	1/21/15	-	(123,686)
British Pound	HSBC	Sell	56,116,005	95,733,905	1/21/15	4,851,137	-
British Pound	SCBT	Sell	2,669,558	4,326,660	1/21/15	3,172	-
British Pound	SSBT	Buy	6,611,379	11,074,850	1/21/15	-	(367,380)
British Pound	SSBT	Sell	74,013,998	126,327,091	1/21/15	6,457,601	-
South Korean Won	BANT	Sell	43,714,828,780	42,256,553	2/12/15	1,048,415	-
South Korean Won	BONY	Sell	4,522,734,532	4,382,350	2/12/15	118,958	-
South Korean Won	FBCO	Sell	72,347,347,551	69,849,757	2/12/15	1,650,944	-
South Korean Won	HSBC	Buy	1,018,031,662	958,418	2/12/15	1,238	-
South Korean Won	HSBC	Sell	63,541,106,226	61,709,139	2/12/15	1,811,600	-
Sw iss Franc	BANT	Sell	29,347,349	32,508,905	2/12/15	1,719,375	-
Sw iss Franc	FBCO	Buy	316,158	337,814	2/12/15	-	(6,119)
Sw iss Franc	FBCO	Sell	474,088	525,854	2/12/15	28,469	-
Sw iss Franc	DBFX	Buy	401,730	431,288	2/12/15	-	(9,816)
Sw iss Franc	DBFX	Sell	1,211,093	1,326,507	2/12/15	55,899	-
British Pound	BANT	Buy	7,214,440	11,691,678	2/19/15	-	(11,547)
British Pound	BANT	Sell	58,496,025	97,143,969	2/19/15	2,455,248	(15,959)
British Pound	FBCO	Buy	82,418	133,405	2/19/15	29	-
British Pound	FBCO	Sell	48,932,708	81,440,373	2/19/15	2,232,122	(13,481)
British Pound	DBFX	Buy	1,520,108	2,460,903	2/19/15	142	-
British Pound	HSBC	Sell	4,691,420	7,629,273	2/19/15	37,796	(3,901)
British Pound	SCBT	Buy	909,303	1,472,089	2/19/15	67	-
British Pound	SCBT	Sell	1,488,213	2,392,421	2/19/15	-	(16,986)
British Pound	SSBT	Buy	4,337,437	7,243,303	2/19/15	-	(221,021)
British Pound	SSBT	Sell	47,101,482	78,499,330	2/19/15	2,242,341	-
Euro	BANT	Sell	1,045,925	1,366,622	2/27/15	44,187	-
Euro	BONY	Sell	1,922,528	2,521,738	2/27/15	90,953	-
Euro	FBCO	Sell	1,437,028	1,871,694	2/27/15	54,761	-
Euro	DBFX	Sell	3,157,816	4,124,935	2/27/15	132,290	-

Franklin Mutual Shares Fund

Statement of Investments, September 30, 2014 (unaudited) (continued)

Euro	HSBC	Sell	2,513,732	3,275,850	2/27/15	97,565	-
Euro	SCBT	Sell	1,520,726	1,974,739	2/27/15	51,980	-
Euro	SSBT	Sell	1,990,004	2,594,844	2/27/15	78,745	-
Unrealized appreciation (depreciation)						87,738,080	(11,461,576)
Net unrealized appreciation (depreciation)						$76,276,504

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BANT	- Bank of America N.A.
BBU	- Barclays Bank PLC
BONY	- Bank of New York Mellon
DBFX	- Deutsche Bank AG
FBCO	- Credit Suisse Group AG
HSBC	- HSBC Bank USA, N.A.
SCBT	- Standard Chartered Bank
SSBT	- State Street Bank and Trust Co., N.A.

Currency

CAD	- Canadian Dollar
CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound
JPY	- Japanese Yen
USD	- United States Dollar

Selected Portfolio

ADR	- American Depositary Receipt
GO	- General Obligation
IDR	- International Depositary Receipt
PIK	- Payment-In-Kind

Franklin Mutual Series Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of seven separate funds
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles.
Effective June 30, 2014, the following name changes occurred:

Former Name	New Name
Mutual Beacon Fund	Franklin Mutual Beacon Fund
Mutual European Fund	Franklin Mutual European Fund
Mutual Financial Services Fund	Franklin Mutual Financial Services Fund
Mutual Global Discovery Fund	Franklin Mutual Global Discovery Fund
Mutual International Fund	Franklin Mutual International Fund
Mutual Quest Fund	Franklin Mutual Quest Fund
Mutual Shares Fund	Franklin Mutual Shares Fund

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the
NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of
Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-
registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives.

Certain funds entered into exchange traded futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain funds entered into OTC forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Mutual Beacon Fund – Futures, forwards and options

Franklin Mutual European Fund – Futures, forwards and options

 Franklin Mutual Financial Services Fund – Futures and forwards

Franklin Mutual Global Discovery Fund - Futures, forwards and options

 Franklin Mutual International Fund – Futures, forw ards and options

Franklin Mutual Quest Fund – Futures, forwards and options

Franklin Mutual Shares Fund – Futures and forwards

4. INCOME TAXES

At September 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Mutual	Franklin Mutual	Franklin Mutual
	Beacon Fund	European Fund	Financial Services Fund

Cost of investments	$3,389,605,293	$2,503,870,086	$369,641,270

Unrealized appreciation	$1,015,162,801	$308,884,090	$87,164,761
Unrealized depreciation	(171,169,948)	(153,274,434)	(31,540,455)
Net unrealized appreciation (depreciation)	$843,992,853	$155,609,656	$55,624,306

	Franklin Mutual Global	Franklin Mutual	Franklin Mutual Quest
	Discovery Fund	International Fund	Fund

Cost of investments	$20,000,867,942	$76,437,545	$5,601,657,348

Unrealized appreciation	$6,053,265,767	$7,293,999	$756,290,804
Unrealized depreciation	(890,020,470)	(3,972,236)	(354,881,433)
Net unrealized appreciation (depreciation)	$5,163,245,297	$3,321,763	$401,409,371

	Franklin Mutual
	Shares Fund

Cost of investments	$12,318,093,649

Unrealized appreciation	$4,681,607,345
Unrealized depreciation	(671,663,544)
Net unrealized appreciation (depreciation)	$4,009,943,801

5. RESTRICTED SECURITIES

At September 30, 2014, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount/
Shares/Units/
Warrants	Issuer	Acquisition Dates	Cost	Value
Franklin Mutual Beacon Fund
10,848	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$10,848	$-
15,831,950	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
19,805,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,846,329	International Automotive Components Group Brazil LLC	4/13/06 -12/26/08	1,890,264	444,084
22,836,904	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	18,692,218	18,463,637
106,700	Olympus Re Holdings Ltd.	12/19/01	9,967,979	-
5,455	PMG LLC	3/22/04	381,819	309,437
	Total Restricted Securities (Value is 0.45% of Net Assets)		$30,943,128	$19,217,158

Franklin Mutual European Fund
16,127,149	Euro Wagon LP	12/08/05 - 1/02/08	$6,282,509	$15,359,348
16,080	Olympus Re Holdings Ltd.	12/19/01	1,502,203	-
	Total Restricted Securities (Value is 0.55% of Net Assets)		$7,784,712	$15,359,348

Franklin Mutual Financial Services Fund
456,903	The Bankshares Inc.	3/22/07	$4,569,030	$2,360,266
8,117	[a] Columbia Banking System Inc., w ts., C, 10/23/16	10/23/09	-	1,322,194
286,469	FCB Financial Holdings Inc., A, 144A	11/04/09 - 4/11/13	5,328,949	6,180,425
4,357,178	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
3,000,000	Hightow er Holding LLC, pfd., A	3/31/08 - 1/05/10	2,362,324	3,625,200
968,000	Hightow er Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	2,420,000	2,559,005
7,480	Olympus Re Holdings Ltd.	12/19/01	698,786	-
	Total Restricted Securities (Value is 3.61% of Net Assets)		$15,379,089	$16,047,090

a The Fund also invests in unrestricted securities or other investments in the issuer, valued at $4,778,380 as of September 30, 2014.

Franklin Mutual Global Discovery Fund
8,893	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12			7/01/10 - 11/30/12		$8,893	$	-
30,279,560	FIM Coinvestor Holdings I, LLC			11/20/06 - 6/02/09		-		-
3,048,000	Hightow er Holding LLC, pfd., A, Series 2			6/10/10 - 5/10/12	7,620,000			8,057,693
3,819,425	International Automotive Components Group Brazil LLC			4/13/06 - 12/26/08	2,536,498			595,906
35,491,081	International Automotive Components Group North America LLC			1/12/06 - 3/18/13	29,095,372			28,694,539
47,160	Olympus Re Holdings Ltd.			12/19/01	4,405,716			-
	Total Restricted Securities (Value is 0.15% of Net Assets)				$43,666,479			$37,348,138

Franklin Mutual Quest Fund
9,272	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12			7/01/10 - 11/30/12		$9,272	$	-
16,133,491	FIM Coinvestor Holdings I, LLC			11/20/06 - 6/02/09		-		-
2,363,058	International Automotive Components Group Brazil LLC			4/13/06 - 12/26/08	1,569,318			368,684
18,661,349	International Automotive Components Group North America LLC			1/02/06 - 3/18/13	15,279,344			15,087,701
1,110,000	Lee Enterprises Inc., w ts., 12/31/22			3/31/14	1,490,026			1,665,000
97,300	Olympus Re Holdings Ltd.			12/19/01	9,089,825			-
	Total Restricted Securities (Value is 0.28% of Net Assets)				$27,437,785			$17,121,385

Franklin Mutual Shares Fund
19,594	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12			7/01/10 - 11/30/12		$19,594	$	-
43,105,703	CB FIM Coinvestors LLC			1/15/09 - 6/02/09		-		-
50,163	Columbia Banking System Inc., w ts., C, 10/23/16			10/23/09		-		8,171,151
1,647,570	FCB Financial Holdings Inc., A, 144A			11/04/09 - 9/19/11	33,601,187			35,545,499
53,924,666	FIM Coinvestor Holdings I, LLC			11/20/06 - 6/02/09		-		-
7,234,813	International Automotive Components Group Brazil LLC			4/13/06 - 12/26/08	4,804,678			1,128,776
63,079,866	International Automotive Components Group North America LLC			1/12/06 - 3/18/13	51,662,536			51,000,071
202,380	Olympus Re Holdings Ltd.			12/19/01	18,906,463			-
	Total Restricted Securities (Value is 0.58% of Net Assets)				$108,994,458			$95,845,497

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $29,526,333 as of September 30, 2014.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Funds for the nine months ended September 30, 2014, were as shown below.

	Principal Amount/			Principal Amount/
	Shares/Warrants			Shares/Warrants	Value at
	Held at Beginning	Gross	Gross	Held at End	End of	Investment Realized
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income Gain (Loss)
Franklin Mutual Beacon Fund
Controlled Affiliates[a]
PMG LLC	17,621	-	(12,166)	5,455	$309,437		$-	$(186,453)
Non-Controlled Affiliates
CB FIM Coinvestors LLC	15,831,950	-	-	15,831,950	$-		$-	$-
First Southern Bancorp Inc.	1,065,450	704,776	(1,770,226)	-	-		-	2,114,328
First Southern Bancorp Inc.,cvt. pfd., C 1,821		-	(1,821)	-	-		-	-
Polaris Financial Technology Ltd. 7,108,509		-	-	7,108,509	28,914,899	743,381		-
Total Non-Controlled Affiliates					$28,914,899	$743,381		$2,114,328
Total Affiliated Securities (Value is 0.68% of Net Assets)					$29,224,336	$743,381		$1,927,875

Franklin Mutual European Fund
Controlled Affiliates[a]
Euro Wagon LP	16,127,149	-	-	16,127,149	$15,359,348		$3,457,450	$-
(Value is 0.55% of Net Assets)

Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
AB&T Financial Corp.	226,100	-	-	226,100	$70,091		$-	$-
Protector Forsikring ASA	4,479,410	-	(4,419,410)	60,000	-	b	710,873	14,747,486
Total Affiliated Securities (Value is 0.02% of Net Assets)					$70,091		$710,873	$14,747,486

Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Imagine Group Holdings Ltd.	566,317	-	(566,317)	-	$-		$-	$(1,854,806)
International Automotive Components Group North Ame	35,491,081	-	-	35,491,081	28,694,539		-	-
NewPage Holdings Inc.	583,268	-	-	583,268	53,952,290		414,120	-
Total Affiliated Securities (Value is 0.32% of Net Assets)					$82,646,829		$414,120	$(1,854,806)

Franklin Mutual Quest Fund
Non-Controlled Affiliates
Eastman Kodak Co.	869,627	2,419,549	(81,287)	3,207,889	$70,477,321		$-	$469,725
Eastman Kodak Co., wts., 9/03/18	38,301	5,020	-	43,321	325,774		-	-
Eastman Kodak Co., wts., 9/03/18	38,301	5,020	-	43,321	281,586		-	-
Eastman Kodak Co., First Lien Term Loan, 7.25%, 9/03	14,771,770	-	(111,345)	14,660,425	14,768,091		786,375	1,988
Eastman Kodak Co., Second Lien Term Loan, 10.75%,	39,590,000	10,896,000	-	50,486,000	50,958,902		3,121,012	-
Imagine Group Holdings Ltd.	350,236	-	(350,236)	-	-		-	(1,147,096)
KGen Power Corp., 144A	5,377,461	-	-	5,377,461	1,431,373		-	1,774,562
New Media Investment Group Inc.	-	2,504,758	-	2,504,758	41,654,126		352,285	-
Total Affiliated Securities (Value is 2.96% of Net Assets)					$179,897,173		$4,259,672	$1,099,179

Franklin Mutual Shares Fund
Controlled Affiliates[a]
CB FIM Coinvestors LLC	43,105,703	-	-	43,105,703	$-		$-	$-
Non-Controlled Affiliates
Alexander's Inc.	326,675	-	-	326,675	$122,147,049		$3,185,081	$-
FCB Financial Holdings Inc., A, 144A	1,647,570	-	-	1,647,570	-	b	-	-
Federal Signal Corp.	3,360,800	-	-	3,360,800	44,496,992		201,648	-
Guaranty Bancorp	1,146,366	-	-	1,146,366	15,487,405		171,955	-
International Automotive Components Group Brazil LLC	7,234,813	-	-	7,234,813	1,128,776		-	-
International Automotive Components Group North Ame	63,079,866	-	-	63,079,866	51,000,071		-	-
White Mountains Insurance Group Ltd.	655,346	-	-	655,346	412,913,854		655,346	-
Total Non-Controlled Affiliates					$647,174,147		$4,214,030	$-
Total Affiliated Securities (Value is 3.93% of Net Assets)					$647,174,147		$4,214,030	$-

aIssuer in which the Fund owns 25% or more of the outstanding voting securities.
bAs of September 30, 2014, no longer an affiliate.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$18,907,721		$18,907,721
Metals & Mining	73,634,206	-	309,437		73,943,643
Real Estate Management & Development	-	-	74,338,505		74,338,505
All Other Equity Investments[b]	3,517,160,869	-	-	c	3,517,160,869
Corporate Bonds, Notes and Senior Floating Rate Interests	-	160,755,923	-		160,755,923
Corporate Notes and Senior Floating Rate Interest in Reorganization	-	58,289,889	-	c	58,289,889
Companies in Liquidation	-	41,171,010	-	c	41,171,010
Municipal Bonds	-	11,303,060	-		11,303,060
Options Purchased	-	9,142,003	-		9,142,003
Short Term Investments	249,985,523	18,600,000	-		268,585,523
Total Investments in Securities	$3,840,780,598	$299,261,885	$93,555,663		$4,233,598,146

Other Financial Instruments
Futures Contracts	$2,054,548	$-	$-		$2,054,548
Forw ard Exchange Contracts	-	50,703,951	-		50,703,951
Total Other Financial Instruments	$2,054,548	$50,703,951	$-		$52,758,499

Liabilities:
Other Financial Instruments
Options Written	$277,044	$-	$-		$277,044
Securities Sold Short	86,573,110	-	-		86,573,110
Futures Contracts	88,757	-	-		88,757
Forw ard Exchange Contracts	-	7,299,683	-		7,299,683
Unfunded Loan Commitments	-	161	-		161
Total Other Financial Instruments	$86,938,911	$7,299,844	$-		$94,238,755

Franklin Mutual European Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Energy Equipment & Services	$-	$25,633,076	$-		$25,633,076
Machinery	86,990,197	6,631,241	-		93,621,438
Real Estate Management & Development	-	-	1,418,167		1,418,167
Road & Rail	27,653,552	-	15,359,348		43,012,900
All Other Equity Investments[b]	2,225,152,139	-	-	c	2,225,152,139
Corporate Bonds	-	5,653,310	-		5,653,310
Short Term Investments	239,488,712	25,500,000	-		264,988,712
Total Investments in Securities	$2,579,284,600	$63,417,627	$16,777,515		$2,659,479,742

Other Financial Instruments
Futures Contracts	$7,087,807	$-	$-		$7,087,807
Forw ard Exchange Contracts	-	110,605,233	-		110,605,233
Total Other Financial Instruments	$7,087,807	$110,605,233	$-		$117,693,040

Liabilities:
Other Financial Instruments
Securities Sold Short	$14,305,015	$-	$-		$14,305,015
Futures Contracts	141,743	-	-		141,743
Forw ard Exchange Contracts	-	6,757,813	-		6,757,813
Total Other Financial Instruments	$14,446,758	$6,757,813	$-		$21,204,571

Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Banks	$109,030,997	$4,008,105	$9,862,885		$122,901,987
Diversified Financial Services	17,179,698	-	9,946,705		27,126,403
All Other Equity Investments[b]	219,125,124	-	-	c	219,125,124
Corporate Bonds	-	1,662,828	-		1,662,828
Companies in Liquidation	-	1,951,233	-	c	1,951,233
Short Term Investments	39,498,001	13,000,000	-		52,498,001
Total Investments in Securities	$384,833,820	$20,622,166	$19,809,590		$425,265,576

Other Financial Instruments
Futures Contracts	$253,847	$-	$-		$253,847
Forw ard Exchange Contracts	-	7,692,110	-		7,692,110
Total Other Financial Instruments	$253,847	$7,692,110	$-		$7,945,957

Liabilities:
Other Financial Instruments
Futures Contracts	$9,483	$-	$-		$9,483
Forw ard Exchange Contracts	-	1,017,478	-		1,017,478
Total Other Financial Instruments	$9,483	$1,017,478	$-		$1,026,961

Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$126,677,954	$-	$29,290,445		$155,968,399
Banks	3,209,951,174	71,173,003	-		3,281,124,177
Diversified Consumer Services	-	35,908,844	-		35,908,844
Diversified Financial Services	-	-	8,057,693		8,057,693
Machinery	192,332,859	58,388,243	-		250,721,102
Paper & Forest Products	118,280,147	53,952,290	-		172,232,437
Real Estate Management & Development	-	-	39,866,546		39,866,546
All Other Equity Investments[b]	18,086,569,409	-	-	c	18,086,569,409
Corporate Bonds, Notes and Senior Floating Rate Interests	-	900,839,299	-		900,839,299
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	205,440,234	-	c	205,440,234
Companies in Liquidation	-	147,743,263	-	c	147,743,263
Municipal Bonds	-	63,987,428	-		63,987,428
Short Term Investments	1,799,215,748	16,438,660	-		1,815,654,408
Total Investments in Securities	$23,533,027,291	$1,553,871,264	$77,214,684		$25,164,113,239

Other Financial Instruments
Futures Contracts	$20,799,635	$-	$-		$20,799,635
Forw ard Exchange Contracts	-	232,808,268	-		232,808,268
Total Other Financial Instruments	$20,799,635	$232,808,268	$-		$253,607,903

Liabilities:
Other Financial Instruments
Securities Sold Short	$329,798,318	$-	$-		$329,798,318
Futures Contracts	419,869	-	-		419,869
Forw ard Exchange Contracts	-	8,955,427	-		8,955,427
Unfunded Loan Commitments	-	953	-		953
Total Other Financial Instruments	$330,218,187	$8,956,380	$-		$339,174,567

Franklin Mutual International Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Machinery	$2,248,807	$131,414	$-		$2,380,221
All Other Equity Investments[b]	75,379,131	-	-		75,379,131
Short Term Investments	1,999,957	-	-		1,999,957
Total Investments in Securities	$79,627,895	$131,414	$-		$79,759,309

Other Financial Instruments
Futures Contracts	$166,626	$-	$-		$166,626
Forw ard Exchange Contracts	-	2,072,047	-		2,072,047
Total Other Financial Instruments	$166,626	$2,072,047	$-		$2,238,673

Liabilities:
Other Financial Instruments
Securities Sold Short	$320,857	$-	$-		$320,857
Forw ard Exchange Contracts	-	160,960	-		160,960
Total Other Financial Instruments	$320,857	$160,960	$-		$481,817

Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$15,456,385		$15,456,385
Communications Equipment	-	-	22,277,100		22,277,100
Diversified Consumer Services	-	9,688,156	-		9,688,156
Media	453,899,949	-	1,665,000		455,564,949
Real Estate Management & Development	-	-	61,260,049		61,260,049
All Other Equity Investments[b]	3,389,588,775	-	-	c	3,389,588,775
Corporate Bonds, Notes and Senior Floating Rate Interests	-	1,312,196,377	-		1,312,196,377
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	-	268,262,146	-	c	268,262,146
Companies in Liquidation	50,187,328	114,228,668	1,431,373	c	165,847,369
Asset-Backed Securities	-	30,830,207	-		30,830,207
Municipal Bonds	-	16,038,555	-		16,038,555
Options Purchased	1,823,000	-	-		1,823,000
Short Term Investments	246,488,011	7,745,640	-		254,233,651
Total Investments in Securities	$4,141,987,063	$1,758,989,749	$102,089,907		$6,003,066,719

Other Financial Instruments
Futures Contracts	$3,476,619	$-	$-		$3,476,619
Forw ard Exchange Contracts	-	54,741,363	-		54,741,363
Total Other Financial Instruments	$3,476,619	$54,741,363	$-		$58,217,982

Liabilities:
Other Financial Instruments
Options Written	$5,756,500	$1,939,715	$-		$7,696,215
Securities Sold Short	5,286,000	29,766,348	-		35,052,348
Futures Contracts	90,276	-	-		90,276
Forw ard Exchange Contracts	-	3,046,620	-		3,046,620
Unfunded Loan Commitments	-	1,000	-		1,000
Total Other Financial Instruments	$11,132,776	$34,752,683	$-		$45,886,459

Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$-	$-	$52,128,847		$52,128,847
Banks	1,328,114,638	2,185,663	43,716,650		1,374,016,951
Diversified Consumer Services	-	26,159,219	-		26,159,219
Machinery	181,228,585	42,141,309	-		223,369,894
Real Estate Management & Development	15,706,760	-	105,295,283		121,002,043
All Other Equity Investments[b]	12,335,112,867	-	-	c	12,335,112,867
Corporate Bonds, Notes and Senior Floating Rate Interests	-	691,102,140	-		691,102,140
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	227,631,689	-	c	227,631,689
Companies in Liquidation	-	106,013,360	-	c	106,013,360
Municipal Bonds	-	42,710,352	-		42,710,352
Short Term Investments	1,115,428,758	13,361,330	-		1,128,790,088
Total Investments in Securities	$14,975,591,608	$1,151,305,062	$201,140,780		$16,328,037,450

Other Financial Instruments
Futures Contracts	$5,238,662	$-	$-		$5,238,662
Forw ard Exchange Contracts	-	87,738,080	-		87,738,080
Total Other Financial Instruments	$5,238,662	$87,738,080	$-		$92,976,742

Liabilities:
Other Financial Instruments
Securities Sold Short	$215,532,372	$-	$-		$215,532,372
Futures Contracts	225,999	-	-		225,999
Forw ard Exchange Contracts	-	11,461,576	-		11,461,576
Unfunded Loan Commitments	-	619	-		619
Total Other Financial Instruments	$215,758,371	$11,462,195	$-		$227,220,566

alncludes common, convertible preferred and preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes securities determined to have no value at September 30, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliations of assets for the nine months ended September 30, 2014, are as follows:

															Net Change in
															Unrealized Appreciation
	Balance at										Net Unrealized				(Depreciation) on
	Beginning of				Transfers Into		Transfers Out	Cost Basis	Net Realized		Appreciation		Balance at End of		Assets Held at Period
	Period		Purchases	Sales		Level 3[a]	of Level 3[b]	Adjustments [c] Gain (Loss) (Depreciation)					Period		End
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Auto Components	$13,476,099		$-	$-		$-	$-	$-		$-		$5,431,622	$18,907,721		$5,431,622
Banks	8,535,200			(26,416,323)		-	-	-		2,114,328		15,766,795	-		-
Insurance	- e		-	-		-	-	(27,789)		-		27,789	-	e	27,789
Metals & Mining	934,094		-	(665,204)		-	-	-		(186,453)		227,000	309,437		20,291
Real Estate Management &
Development	52,039,512		-	-		-	-	-		-		22,298,993	74,338,505		22,298,993
Total	$74,984,905		$-	$(27,081,527)		$-	$-	$(27,789)		$1,927,875		$43,752,199	$93,555,663		$27,778,695

Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Banks	$8,900,266		$-	$(2,748,317)		$-	$-	$-		$220,605		$3,490,331	$9,862,885		$1,851,359
Capital Markets	19,734		-	(20,180)		-	-	-		(7,880)		8,326	-		-
Diversified Financial Services	4,700,233		3,500,000	-		-	-	-		-		1,746,472	9,946,705		1,746,472
Insurance	501,418	e	-	(478,104)		-	-	(1,948)		(224,781)		203,415	-	e	1,948
Total	$14,121,651		$3,500,000	$(3,246,601)		$-	$-	$(1,948	) $	(12,056)		$5,448,544	$19,809,590		$3,599,779

Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Auto Components	$11,019,335		$-	$-		$-	$-	$-		$-		$4,437,050	$15,456,385		$4,437,050
Communications Equipment	-		-	-		-	-	-		-		22,277,100	22,277,100		22,277,100
Insurance	2,558,824	e	-	(2,439,846)		-	-	(25,341)		(1,147,096)		1,053,459	-	e	25,341
Leisure Equipment & Products	28,675,515		-	-		-	(24,340,860)	-		-		(4,334,655)	-		-
Media	-		-	-		1,490,026	-	-		-		174,974	1,665,000		174,974
Real Estate Management &
Development	42,884,142		-	-		-	-	-		-		18,375,907	61,260,049		18,375,907
Companies in Liquidation	- e		-	-		1,344,365	-	-		-		87,008	1,431,373	e	87,008
Total	$85,137,816		$-	$(2,439,846	) $	2,834,391	$(24,340,860)	$(25,341	) $	(1,147,096	) $	42,070,843	$102,089,907		$45,377,380

Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Auto Components	$37,101,336		$-	$-		$-	$-	$-		$-		$15,027,511	$52,128,847		$15,027,511
Banks	37,831,649		-	(11,231,302)		-	-	-		898,664		16,217,639	43,716,650		9,513,564
Insurance	- e		-	-		-	-	(52,708)		-		52,708	-	e	52,708
Real Estate Management
& Development	73,710,322		-	-		-	-	-		-		31,584,961	105,295,283		31,584,961
Total	$148,643,307		$-	$(11,231,302)		$-	$-	$(52,708)		$898,664		$62,882,819	$201,140,780		$56,178,744

[a]The investments w ere transferred into Level 3 as a result of their value being determined using a significant unobservable input.
[b]The investments w ere transferred out of Level 3 as a result of the removal of a significant unobservable valuation input.
[c]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
[d]ncludes common, convertible preferred and preferred stocks as w ell as other equity investments.
[e]Includes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2014, are as follows:

						Impact to Fair
	Fair Value at End					Value if Input
Description	of Period	Valuation Technique	Unobservable Inputs	Am ount/Range		Increases[a]
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Equity Investments:
Auto Components	$18,463,637	Market comparables	Discount for lack of marketability	10%		Decrease[b]
			EV / EBITDA multiple	3.5	x	Increase[c]
Real Estate Management &
Development	74,338,505	Market comparables	Discount for lack of marketability	8%		Decrease[b]
All Other Investments[d]	753,521
Total	$93,555,663

Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Equity Investments:[e]
Banks	$9,862,885	Market comparables	Discount for lack of marketability	5%		Decrease[b]
		Option pricing model	Stock price volatility	21.9%		Increase

Diversified Financial Services	6,184,205	Discounted cash flow model	Cost of equity	16%		Decrease
			Long-term revenue grow th rate	6.2% - 41.1%		Increase[c]
			Adjusted EBITDA margin	5.0% - 25.2%		Increase[b]
All Other Investments[d]	3,762,500
Total	$19,809,590

Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Equity Investments:
Auto Components	$15,087,701	Market comparables	Discount for lack of marketability	10%		Decrease[b]
			EV / EBITDA multiple	3.5	x	Increase[b]
Real Estate Management &
Development	61,260,049	Market comparables	Discount for lack of marketability	8%		Decrease[b]
All Other Investments[d]	25,742,157
Total	$102,089,907

Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Equity Investments:
Auto Components	$51,000,071	Market comparables	Discount for lack of marketability	10%		Decrease[b]
			EV / EBITDA multiple	3.5	x	Increase[b]
Banks	35,545,499	Market comparables	Discount for lack of marketability	5%		Decrease[b]
Real Estate Management &
Development	105,295,283	Market comparables	Discount for lack of marketability	8%		Decrease[b]
All Other Investments[d]	9,299,927
Total	$201,140,780

a Represents the directional change in the fair value of the Level 3 financial instruments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Represents a significant impact to fair value but not net assets.
c Represents a significant impact to fair value and net assets.
d Includes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are also unobservable.
e Includes common, convertible preferred and preferred stocks.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date  November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date  November 25, 2014

By /s/ Robert G. Kubilis

Robert G. Kubilis

Chief Financial Officer and Chief Accounting Officer

Date  November 25, 2014